UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

222 Broadway, 21st Floor

New York, New York 10038

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, New York 10038

(Name and address of agent for service)

Copy to:

Andrew Davalla, Esq.

Thompson Hine LLP

41 South High Street – Suite 1700

Columbus, OH 43215-6101

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: July 1, 2024 – December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

(a)

GraniteShares 2x Long AAPL Daily ETF
NASDAQ: AAPB	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a 33.36% return.

Over the same period the common stock of Apple Inc (AAPL) had a return of 19.17% and the S&P 500 Index (the Benchmark) a return of 8.44%.

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$67.50	1.15%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)
			Inception
	6-month	1 Year	(Aug 08, 2022)
NAV	33.36%	47.19%	21.77%
Price	33.52%	47.25%	21.77%
Benchmark	8.44%	25.02%	17.60%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$24,321,072
Number of Portfolio Holdings	4
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Apple Inc (NASDAQ: AAPL).

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bills	52.98%	United States Treasury Bills	52.98%
AAPL Equity Swap	43.11%	Total Return Swap	43.11%
		Cash	3.91%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AAPL Daily ETF
NASDAQ: AAPB	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long AMD Daily ETF
NASDAQ: AMDL	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a -53.41% return.

Over the same period the common stock of Advanced Micro Devices Inc. (AMD) had a return of -25.53% and the S&P 500 Index (the Benchmark) a return of 8.44%.

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$40.23	1.09%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

		Inception
	6-month	(March 15, 2024)
NAV	-53.41%	-69.36%
Price	-53.35%	-69.36%
Benchmark	8.44%	16.16%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$299,093,195
Number of Portfolio Holdings	9
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

AMD Equity Swap	62.77%	Total Return Swap	62.77%
Cash	37.23%	Cash	37.23%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AMD Daily ETF
NASDAQ: AMDL	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 1x Short AMD Daily ETF
NASDAQ: AMDS	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

You can find additional information about the Fund at www.graniteshares.com

You also request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a 24.69% return.

Over the same period the common stock of Advanced Micro Devices Inc. (AMD) had a return of -25.53% and the S&P 500 Index (the Benchmark) a return of 8.44%.

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$64.97	1.15%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 21, 2023)
NAV	24.69%	3.18%	-20.90%
Price	24.76%	3.11%	-20.86%
Benchmark	8.44%	25.02%	25.55%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,023,490
Number of Portfolio Holdings	4
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bill	65.61%	United States Treasury Bill	65.61%
AMD Equity Swap	26.50%	Total Return Swap	26.50%
		Cash	7.89%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 1x Short AMD Daily ETF
NASDAQ: AMDS	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long AMZN Daily ETF
NASDAQ: AMZZ	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Amazon.com (NASDAQ: AMZN).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a 17.52% return.

Over the same period the common stock of Amazon.com (AMZN) had a return of 13.53% and the S&P 500 Index (the Benchmark) a return of 8.44%.

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$63.06	1.15%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

		Inception
	6-month	(March 15, 2024)
NAV	17.52%	38.16%
Price	17.36%	38.16%
Benchmark	8.44%	16.16%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$30,047,087
Number of Portfolio Holdings	4
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Amazon.com (NASDAQ: AMZN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

AMZN Equity Swap	50.88%	Total Return Swap	50.88%
United States Treasury Bill	33.83%	Government	33.83%
		Cash	15.29%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AMZN Daily ETF
NASDAQ: AMZZ	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@granitesha.res.com

GraniteShares 2x Long BABA Daily ETF
NASDAQ: BABX	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 30, 2024, the Fund had a 23.31% return.

Over the same period the ADR of Alibaba Group Holding Limited (BABA) had a return of 17.76% and the S&P 500 Index (the Benchmark) a return of 8.44%

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$64.78	1.15%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Dec 12, 2022)
NAV	23.31%	1.13%	-19.33%
Price	23.31%	1.07%	-19.33%
Benchmark	8.44%	25.02%	22.65%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$46,962,225
Number of Portfolio Holdings	5
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Alibaba Group Holding Limited (NYSE: BABA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

BABA Equity Swap	72.34%	Total Return Swap	72.34%
Cash	27.66%	Cash	27.66%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long BABA Daily ETF
NASDAQ: BABX	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
NYSE: COMB	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a 0.23% return.

Over the same period the Bloomberg Commodity Index (the Benchmark) had a return of 0.23%.

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$12.61	0.25%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

					Inception
	6-month	1 Year	3 Years	5 Years	(May 19, 2017)
NAV	0.23%	4.97%	3.47%	6.30%	4.00%
Price	0.33%	5.13%	3.43%	6.29%	4.02%
Benchmark	0.23%	5.38%	4.05%	6.77%	4.41%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$82,714,372
Number of Portfolio Holdings	32
Turnover	0%

What does the Fund invest in?

While the Fund generally seeks exposure to the commodity futures markets included in the Bloomberg Commodity Index.

The Fund seeks to enhance its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public sector or corporate entities

Top 10 Holdings		Sector Breakdown

Futures	5.11%	ENERGY	28.40%
Government T-bills	35.24%	PRECIOUS METALS	22.80%
Cash	4.63%	GRAINS	19.50%
		BASE METALS	15.70%
		SOFTS	8.20%
		LIVESTOCK	5.50%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
NYSE: COMB	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 1x Short COIN Daily ETF
NASDAQ: CONI	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Coinbase Global Inc. (NASDAQ: COIN).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on September 03, 2024, to December 31, 2024, the Fund had a -52.06% return.

Over the same period the common stock of Coinbase Global Inc. (NASDAQ: COIN) had a return of 52.13% and the S&P 500 Index (the Benchmark) a return of 6.85%

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$35.50	1.48%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

Inception
(Sep 30, 2024)
NAV	-52.06%
Price	-52.02%
Benchmark	6.85%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$4,607,007
Number of Portfolio holding	$4
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

COIN Equity Swap	50.05%	Total Return Swap	50.05%
United States Treasury Bills	8.89%	Government T-bill	8.89%
		Cash	41.06%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 1x Short COIN Daily ETF NASDAQ: CONI
Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long COIN Daily ETF
NASDAQ: CONL	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Coinbase Global Inc. (NASDAQ: COIN).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a -22.32% return.

Over the same period the common stock of Coinbase Global Inc. (NASDAQ: COIN) had a return of 11.73% and the S&P 500 Index (the Benchmark) a return of 8.44%

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$47.17	1.06%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 08, 2022)
NAV	-22.32%	-4.13%	37.29%
Price	-22.40%	4.04%	37.31%
Benchmark	8.44%	25.02%	17.60%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$913,038,858
Number of Portfolio holding	$753,392
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

COIN Equity Swap	72.23%	Total Return Swap	72.23%
United States Treasury Bills	10.53%	Government T-bill	10.53%
Cash	17.24%	Cash	17.24%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long COIN Daily ETF NASDAQ: CONL
Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long CRWD Daily ETF
NASDAQ: CRWL	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on November 11, 2024, to December 31, 2024, the Fund had a -5.25% return.

Over the same period the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD) had a return of -0.39% and the S&P 500 Index (the Benchmark) a return of -1.78%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$19.40	1.49%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

Inception
(Aug 08, 2022)
NAV	-5.25%
Price	-5.33%
Benchmark	-1.78%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$5,205,172
Number of Portfolio holding	$3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

COIN Equity Swap	69.57%	Total Return Swap	69.57%
		Cash	30.43%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long CRWD Daily ETF NASDAQ: CRWL
Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF NYSE: DRUP
Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The GraniteShares Nasdaq Select Disruptors ETF (the Fund) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq US Large Cap Select Disruptors Index (Index 1).

From inception on October 10, 2019, to August 14, 2023, the Fund sought to provide investment results that, before fees and expenses, corresponds generally to the total return performance of the XOUT U.S. Large Cap index (Index 2).

The Benchmark represents a combination of the performances of Index 1 and Index 2.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a 6.02% return.

Over the same period the Benchmark had a return of 6.37%.

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$31.11	0.60%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

				Inception
	6-month	1 Years	3 Years	5 Years	(Oct 04, 2019)
NAV	6.02%	23.05%	8.01%	15.38%	16.99%
Price	6.08%	23.15%	7.98%	15.38%	17.00%
Benchmark	6.37%	23.67%	8.83%	16.11%	17.86%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$59,360,485
Number of Portfolio Holdings	51
Turnover	28.3%

What does the Fund invest in?

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (exclusive of collateral held from securities lending) in the securities included in the Nasdaq US Large Cap Select Disruptors Index.

Top 10 Holdings		Sector Breakdown

Microsoft Corp.	9.89%	Technology	54.78%
Broadcom, Inc.	7.06%	Communications	22.35%
Alphabet, Inc.	6.86%	Consumer - non-cyclical	21.93%
Meta Platforms, Inc.	6.35%	Industrial	0.94%
Eli Lilly & Co.	4.51%
Salesforce, Inc.	3.30%
Johnson & Johnson	3.29%
Merck & Co., Inc.	2.89%
ServiceNow, Inc.	2.75%
Palantir Technologies, Inc.	2.55%

Material Fund Changes

There were no material fund changes during the year.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF NYSE: DRUP
Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long META Daily ETF
NASDAQ: FBL	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Meta Platforms Inc. (NASDAQ: META).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a 23.45% return.

Over the same period the common stock of Meta Platforms Inc (NASDAQ: META) had a return of 16.33% and the S&P 500 Index (the Benchmark) a return of 8.44%

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$64.84	1.15%(a)

(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Dec 12, 2022)
NAV	23.45%	112.54%	206.23%
Price	23.64%	112.74%	206.41%
Benchmark	8.44%	25.02%	22.65%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$128,226,666
Number of Portfolio Holdings	6
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Meta Platforms Inc. (NASDAQ: META).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

META Equity Swap	55.64%	Total Return Swap	55.64%
United States Treasury Bills	32.53%	Government T-Bill	32.53%
		Cash	11.83%

Material Fund Changes

There were no material fund changes during the year.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long META Daily ETF NASDAQ: FBL
Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares HIPS US High Income ETF
NYSE: HIPS	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The GraniteShares HIPS US High Income ETF seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (Index 1).

From inception on January 05, 2015, to March 15, 2023, the Fund sought to provide investment results that, before fees and expenses, correspond generally to the total return performance of the TFMS HISPS index (Index 2).

The Benchmark represents a combination of the performances of Index 1 and Index 2.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a 5.70% return.

Over the same period the Benchmark had a return of 6.22%.

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$36.23	0.70%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

				Inception
	6-month	1 Years	3 Years	5 Years	(Jan 05, 2015)
NAV	5.70%	14.04%	4.62%	4.39%	4.25%
Price	5.70%	13.38%	4.55%	4.40%	4.34%
Benchmark	6.22%	15.00%	5.35%	5.09%	4.99%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$98,905,636
Number of Portfolio Holdings	42
Turnover	70.3%

What does the Fund invest in? The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the EQM High Income Pass-Through Securities Index.

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bills	28.79%	Financial	33.84%
Outfront Media, Inc.	1.80%	Government	28.79%
Goldman Sachs BDC, Inc.	1.80%	Closed End Funds	19.59%
Morgan Stanley Emerging		Energy	17.78%
Markets Domestic Debt Fund, Inc.	1.80%
Alliance Resource Partners LP	1.80%
Global Net Lease, Inc.	1.79%
MFA Financial Inc	1.79%
Morgan Stanley Emerging
Markets Debt Fund, Inc.	1.79%
Ready Capital Corp.	1.79%
Franklin, Ltd. Duration
Income Trust	1.79%

Material Fund Changes

There were no material fund changes during the period.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares HIPS US High Income ETF
NYSE: HIPS	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MSFT Daily ETF
NASDAQ: MSFL	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Microsoft Corp. (NASDAQ: MSFT).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a -16.14% return.

Over the same period the common stock of Microsoft Corp. (NASDAQ: MSFT) had a return of - 5.34% and the S&P 500 Index (the Benchmark) a return of 8.44%

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$53.16	1.15%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

		Inception
	6-month	(Mar 15, 2024)
NAV	-16.14%	-6.92%
Price	-16.20%	-6.92%
Benchmark	8.44%	16.16%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$17,916,383
Number of Portfolio Holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Microsoft Corp. (NASDAQ: MSFT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

MSFT Equity Swap	79.19%	Total Return Swap	79.19%
		Cash	20.81%

Material Fund Changes

There were no material fund changes during the year.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MSFT Daily ETF NASDAQ: MSFL
Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MU Daily ETF
NASDAQ: MULL	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Micron Technology Inc. (NASDAQ: MU).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on November 11, 2024, to December 31, 2024, the Fund had a -45.21% return.

Over the same period the common stock of Micron Technology Inc. (NASDAQ: MU) had a return of - 19.05% and the S&P 500 Index (the Benchmark) a return of -1.78%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$15.19	1.47%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

Inception
(Nov 11, 2024)
NAV	-45.21%
Price	-45.21%
Benchmark	1.78%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$2,598,439
Number of Portfolio Holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Micron Technology Inc. (NASDAQ: MU).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

MU Equity Swap	66.04%	Total return Swap	66.04%
		Cash	33.96%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MU Daily ETF
NASDAQ: MULL	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short NVDA Daily ETF
NASDAQ: NVD	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of NVIDIA Corp. (NASDAQ: NVDA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had a -40.78% return.

Over the same period the common stock of NVIDIA Corp (NASDAQ: NVDA) had a return of 8.72% and the S&P 500 Index (the Benchmark) a return of 8.44%

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$59.84	1.50%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 21, 2023)
NAV	-40.78%	-93.13%	-87.24%
Price	-40.99%	-93.12%	-87.23%
Benchmark	8.44%	25.02%	25.55%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$78,357,346
Number of Portfolio Holdings	5
Turnover	0

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

NVDA Equity Swap	57.28%	Total return Swap	57.28%
		Cash	42.72%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short NVDA Daily ETF
NASDAQ: NVD	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long NVDA Daily ETF
NASDAQ: NVDL	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of NVIDIA Corp. (NASDAQ: NVDA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months? During the period of June 30, 2024, to December 31, 2024, the Fund had -4.56% return.

Over the same period the common stock of NVIDIA Corp. (NASDAQ: NVDA) had a return of 8.72% and the S&P 500 Index (the Benchmark) a return of 8.44%

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$51.27	1.04%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Dec 12, 2022)
NAV	-4.56%	344.98%	306.23%
Price	-4.64%	344.37%	306.96%
Benchmark	8.44%	25.02%	22.65%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$5,367,723,177
Number of Portfolio Holdings	24
Turnover	364.2%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

NVDA Equity Swap	65.76%	Total return Swap	65.76%
United States Treasury Bills	27.76%	Government	27.76%
Cash	6.50%	Cash	6.50%

Material Fund Changes

There were no material fund changes during the year.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long NVDA Daily ETF
NASDAQ: NVDL	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long PLTR Daily ETF
NASDAQ: PTIR	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Palantir Technologies Inc. (NASDAQ: PTLR).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on September 03, 2024, to December 31, 2024, the Fund had a 424.38% return.

Over the same period the common stock of Palantir Technologies Inc. (NASDAQ: PTLR) had a return of 147.24% and the S&P 500 Index (the Benchmark) a return of 6.85%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$105.59	1.04%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

Inception
(Sep 03, 2024)
NAV	424.38%
Price	424.52%
Benchmark	6.85%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$78,357,346
Number of Portfolio Holdings	9
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Palantir Technologies Inc. (NASDAQ: PTLR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

PLTR Equity Swap	64.21%	Total return Swap	64.21%
United States Treasury Bills	23.79%	Government T-bill	23.79%
		Cash	12.00%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long PLTR Daily ETF
NASDAQ: PTIR	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long SMCI Daily ETF
NASDAQ: SMCL	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on December 11, 2024, to December 31, 2024, the Fund had a -40.56% return.

Over the same period the common stock of Super Micro Computer Inc. (NASDAQ: SMCI) had a return of -19.64% and the S&P 500 Index (the Benchmark) a return of -3.26%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$6.72	1.48%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

Inception
(Dec 11, 2024)
NAV	-40.56%
Price	-40.68%
Benchmark	-3.26%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$78,357,346
Number of Portfolio Holdings	4
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements +

Top 10 Holdings		Sector Breakdown

SMCI Equity Swap	53.08%	Total Return Swap	53.08%
United States Treasury Bills	29.91%	Government T-bill	29.91%
		Cash	17.01%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long SMCI Daily ETF
NASDAQ: SMCL	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short TSLA Daily ETF
NASDAQ: TSDD	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Tesla Inc (NASDAQ: TSLA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months Since the period of June 30, 2024, to December 31, 2024, the Fund had a -89.18% return.

Over the same period the common stock of Tesla Inc. (NASDAQ: TSLA) had a return of 104.08% and the S&P 500 Index (the Benchmark) a return of 8.44%.

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$37.68	0.94%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 21, 2023)
NAV	-89.18%	-89.22%	-83.61%
Price	-89.18%	-89.22%	-83.61%
Benchmark	8.44%	25.02%	25.55%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$47,968,862
Number of Portfolio Holdings	5
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

TSLA Equity Swap	57.57%	Total Return Swaps	57.57%
Cash	42.43%	Cash	42.43%

Material Fund Changes

There were no material fund changes during the year.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short TSLA Daily ETF
NASDAQ: TSDD	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF
NASDAQ: TSL	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the common stock of tesla Inc. (NASDAQ: TSLA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months Since June 30, 2024, to December 31, 2024, the Fund had a 131.33% return.

Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of 104.08% and the S&P 500 Index (the Benchmark) a return of 8.44%.

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$96.57	1.16%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 09, 2022)
NAV	131.33%	64.31%	5.38%
Price	131.20%	64.36%	5.36%
Benchmark	8.44%	25.02%	17.60%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$22,614,211
Number of Portfolio Holdings	4
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bills	47.63%	Government	47.63%
TSLA Equity Swap	45.09%	Total Return Swap	45.09%
		Cash	7.28%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF
NASDAQ: TSL	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long TSLA Daily ETF
NASDAQ: TSLR	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of tesla Inc. (NASDAQ: TSLA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 6 months During the period of June 30, 2024, to December 31, 2024, the Fund had a 210.34% return.

Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of 104.08% and the S&P 500 Index (the Benchmark) a return of 8.44%

What were the fund’s costs for the last 6 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$98.74	0.96%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

			Inception
	6-month	1 Year	(Aug 09, 2022)
NAV	210.34%	67.82%	49.56%
Price	210.04%	67.65%	49.53%
Benchmark	8.44%	25.02%	25.55%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$185,030,188
Number of Portfolio Holdings	7
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc (NASDAQ: TSLA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bill	53.17%	Government	53.17%
TSLA Equity Swap	46.83%	Total Return Swap	46.83%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com.

GraniteShares 2x Long TSLA Daily ETF
NASDAQ: TSLR	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long TSM Daily ETF
NASDAQ: TSMU	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on November 11, 2024, to December 31, 2024, the Fund had a 0.20% return.

Over the same period the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM) had a return of 3.31% and the S&P 500 Index (the Benchmark) a return of -1.78%

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$19.76	1.48%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

Inception
(Nov 11, 2024)
NAV	0.20%
Price	0.20%
Benchmark	-1.78%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$2,251,392
Number of Portfolio Holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

TSM Equity Swap	67.18%	Total Return Swap	67.18%
		Cash	32.82%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long TSM Daily ETF
NASDAQ: TSMU	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST TSLA ETF
NASDAQ: TSYY	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The fund’s primary investment objective is to seek current income. The fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Tesla Inc. (NASDAQ: TSLA) (the “Underlying Stock”) subject to a limit on potential investment gains.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on December 18, 2024, to December 31, 2024, the Fund had a -0.19% return.

Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of -8.25% and the S&P 500 Index (the Benchmark) a return of 0.20%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$4.08	1.15%(a)

(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

Inception
(Dec 18, 2024)
NAV	-0.19%
Price	-3.90%
Benchmark	0.20%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$719,213
Number of Portfolio Holdings	1
Turnover	0%

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged TSLA ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

United States Treasury Bill	100.00%	Government	100.00%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST TSLA ETF
NASDAQ: TSYY	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long UBER Daily ETF
NASDAQ: UBRL	Semi-Annual Shareholder Report – December 31, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Uber Technologies Inc. (NYSE: UBER).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on September 03, 2024, to December 31, 2024, the Fund had a -35.81% return.

Over the same period the common stock of Uber Technologies Inc. (NYSE: UBER) had a return of - 15.66% and the S&P 500 Index (the Benchmark) a return of 6.85%.

What were the fund’s costs for the since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$29.75	1.12%(a)

(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of December 31, 2024)

Inception
(Sep 03, 2024)
NAV	-35.81%
Price	-35.80%
Benchmark	6.85%

Fund Statistics (as of December 31, 2024)

Total Net Assets	$18,770,634
Number of Portfolio Holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Uber Technologies Inc. (NYSE: UBER).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of December 31, 2024)		Sector Breakdown (as of December 31, 2024)

UBER Equity Swap	69.46%	Total Return Swap	69.46%
		Cash	30.54%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long UBER Daily ETF
NASDAQ: UBRL	Semi-Annual Shareholder Report – December 31, 2024

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	Not Applicable.

Item 3. Audit Committee Financial Expert.

(a)	Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GRANITESHARES ETF TRUST

SEMI-ANNUAL FINANCIAL STATEMENTS

& OTHER INFORMATION

December 31, 2024

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

COMB

GraniteShares HIPS U.S. High Income ETF

HIPS

GraniteShares Nasdaq Select Disruptors ETF

DRUP

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Consolidated Schedule of Investments
December 31, 2024 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 87.93%(a)
United States Treasury Bill, 4.520% , 01/16/2025 (b)	$28,000,000	$27,953,961
United States Treasury Bill, 4.475% , 01/30/2025	20,000,000	19,934,317
United States Treasury Bill, 4.440% , 02/25/2025 (b)	25,000,000	24,842,688
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $72,705,586)		72,730,966

TOTAL INVESTMENTS - 87.93% (Cost $72,705,586)		$72,730,966

Other Assets In Excess Of Liabilities - 12.07%		9,983,406	(c)

NET ASSETS (100.00%)		$82,714,372

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.
(c)	Includes cash which is being held as collateral for futures contracts.

At December 31, 2024, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	75	01/31/25	Long	$5,598,000	$152,301	–
Coffee ‘C’(a)	34	03/19/25	Long	4,076,813	710,288	–
Copper(a)	43	03/27/25	Long	4,328,488	–	(273,662)
Corn Future(a)	191	03/14/25	Long	4,378,675	162,812	–
Cotton No.2(a)	30	03/07/25	Long	1,026,000	–	(57,750)
E-mini Gold(a)	1	01/29/25	Long	132,050	450	–
Gasoline RBOB(a)	19	02/28/25	Long	1,619,222	36,263	–
Gold 100 Oz(a)	54	02/26/25	Long	14,261,399	–	(144,150)
KC Hard Red Winter Wheat(a)	45	03/14/25	Long	1,258,313	–	(22,412)
Lean Hogs(a)	50	02/14/25	Long	1,626,000	–	(86,060)
Live Cattle(a)	39	02/28/25	Long	2,988,960	86,430	–
LME Lead(a)	11	01/13/25	Long	531,490	–	(41,749)
LME Lead(a)	13	03/17/25	Long	633,146	–	(34,247)
LME Nickel(a)	17	01/13/25	Long	1,544,287	–	(257,278)
LME Nickel(a)	21	03/17/25	Long	1,928,221	–	(86,725)
LME Primary Aluminum(a)	47	01/13/25	Long	2,980,364	–	(57,665)
LME Primary Aluminum(a)	56	03/17/25	Long	3,576,958	–	(66,029)
LME Zinc(a)	25	01/13/25	Long	1,850,275	–	(81,312)
LME Zinc(a)	30	03/17/25	Long	2,235,255	–	(96,543)
Low Sulphur Gasoil(a)	29	03/12/25	Long	1,995,200	78,821	–
Natural Gas(a)	237	02/26/25	Long	7,342,259	851,790	–
NY Harbor ULSD(a)	16	02/28/25	Long	1,541,837	64,458	–
Silver(a)	30	03/27/25	Long	4,386,300	–	(334,560)
Soybean(a)	73	03/14/25	Long	3,688,325	38,625	–
Soybean Meal(a)	75	03/14/25	Long	2,376,750	150,260	–
Soybean Oil(a)	91	03/14/25	Long	2,203,656	–	(139,026)
Sugar #11(a)	92	02/28/25	Long	1,984,550	–	(8,815)
Wheat (CBT)(a)	71	03/14/25	Long	1,957,825	–	(83,988)
WTI Crude(a)	78	02/20/25	Long	5,557,500	219,410	–
Total Futures Contracts					2,551,906	(1,871,969)
Net Unrealized Appreciation					$679,937	$–

See Notes to Consolidated Financial Statements.
Semi-Annual Report | December 31, 2024	1

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Consolidated Schedule of Investments
December 31, 2024 (Unaudited)

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
LME Lead(a)	(11)	01/13/25	Short	$(531,490)	29,004	–
LME Nickel(a)	(17)	01/13/25	Short	(1,544,287)	70,491	–
LME Primary Aluminum(a)	(47)	01/13/25	Short	(2,980,364)	46,919	–
LME Zinc(a)	(25)	01/13/25	Short	(1,850,275)	76,518	–
Total Futures Contracts					222,932	–
Net Unrealized Appreciation					222,932	–

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.

See Notes to Consolidated Financial Statements.
2	www.graniteshares.com

GraniteShares HIPS U.S. High Income ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 84.91%

Capital Markets - 32.46%
Allspring Multi-Sector Income Fund	269,047	$2,472,542
BlackRock TCP Capital Corp.	281,676	2,453,398
Fidus Investment Corp.	116,719	2,453,433
FS KKR Capital Corp.	113,280	2,460,442
Goldman Sachs BDC, Inc.	206,240	2,495,503
Golub Capital BDC, Inc.	162,685	2,466,305
Morgan Stanley Emerging Markets Debt Fund, Inc.	322,258	2,481,387
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	549,205	2,493,390
New Mountain Finance Corp.	218,414	2,459,342
Nuveen Churchill Direct Lending Corp.	147,155	2,469,261
Oaktree Specialty Lending Corp.	161,818	2,472,579
PennantPark Floating Rate Capital, Ltd.	224,800	2,457,064
Trinity Capital, Inc.	170,627	2,468,973
Total Capital Markets		32,103,619
Energy Equipment & Services - 2.49%
USA Compression Partners LP(a)	104,333	2,458,085
Equity Real Estate Investment Trust (REIT) - 5.01%
Global Net Lease, Inc.	340,781	2,487,701
MFS Charter Income Trust	386,254	2,464,301
Total Equity Real Estate Investment Trust (REIT)		4,952,002
Independent Power and Renewable Electricity Producers - 2.51%
NextEra Energy Partners LP	139,243	2,478,525
Mortgage Real Estate Investment Trust (REIT) - 20.00%
AGNC Investment Corp.	268,168	2,469,827
Annaly Capital Management, Inc.	134,929	2,469,201
Ellington Financial, Inc.	203,174	2,462,469
Franklin BSP Realty Trust, Inc.	197,388	2,475,246
MFA Financial Inc	243,728	2,483,588
PennyMac Mortgage Investment Trust	195,506	2,461,421
Ready Capital Corp.	363,701	2,480,441
Two Harbors Investment Corp	209,310	2,476,137
Total Mortgage Real Estate Investment Trust (REIT)		19,778,330
Oil, Gas & Consumable Fuels - 19.93%
Alliance Resource Partners LP(a)	94,815	2,492,686
Black Stone Minerals LP(a)	169,027	2,467,794
Delek Logistics Partners LP(a)	58,589	2,475,972
Dorchester Minerals LP(a)	73,272	2,442,156
Enterprise Products Partners LP(a)	78,383	2,458,091
Hess Midstream LP, Class A	66,346	2,456,792
Kimbell Royalty Partners LP	151,926	2,465,759
MPLX LP(a)	51,441	2,461,967
Total Oil, Gas & Consumable Fuels		19,721,217
Specialized REITs - 2.51%
Outfront Media, Inc.	140,757	2,497,028

TOTAL COMMON STOCKS (Cost $82,206,047)		83,988,806

INVESTMENT COMPANIES - 14.94%

BlackRock Debt Strategies Fund, Inc.	229,305	2,467,322
BlackRock Limited Duration Income Trust	174,747	2,469,175

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	3

GraniteShares HIPS U.S. High Income ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES - 14.94% (continued)
BlackRock Multi-Sector Income Trust	168,754	$2,463,808
First Trust Senior Floating Rate Income Fund II	237,494	2,458,063
Franklin, Ltd. Duration Income Trust	373,927	2,479,136
Nuveen Floating Rate Income Fund	273,230	2,437,212

TOTAL INVESTMENT COMPANIES (Cost $14,335,051)		14,774,716

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS ‐ 40.38%(b)
United States Treasury Bill, 3.597% , 01/16/2025	$40,000,000	39,934,231
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $39,940,056)		39,934,231

TOTAL INVESTMENTS ‐ 140.23% (Cost $136,481,154)		$138,697,753

Liabilities In Excess Of Other Assets ‐ (40.23%)		(39,792,117)

NET ASSETS (100.00%)		$98,905,636

(a)	Master Limited Partnership (“MLP”).
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Financial Statements.
4	www.graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.77%
Biotechnology - 4.68%
Alnylam Pharmaceuticals, Inc.(a)	2,265	$532,977
BioMarin Pharmaceutical, Inc.(a)	5,671	372,755
Neurocrine Biosciences, Inc.(a)	3,234	441,441
United Therapeutics Corp.(a)	1,254	442,461
Vertex Pharmaceuticals, Inc.(a)	2,464	992,253
Total Biotechnology		2,781,887
Communications Equipment - 2.19%
Arista Networks, Inc.(a)	11,757	1,299,501
Health Care Equipment & Supplies - 6.94%
Boston Scientific Corp.(a)	13,950	1,246,014
Edwards Lifesciences Corp.(a)	10,354	766,507
Intuitive Surgical, Inc.(a)	2,821	1,472,449
ResMed, Inc.	2,775	634,615
Total Health Care Equipment & Supplies		4,119,585
Health Care Technology - 1.07%
Veeva Systems, Inc., Class A(a)	3,015	633,904
Hotels, Restaurants & Leisure - 0.94%
Expedia Group, Inc.(a)	2,985	556,195
Interactive Media & Services - 14.00%
Alphabet, Inc., Class A	21,462	4,062,757
Meta Platforms, Inc., Class A	6,428	3,763,658
Pinterest, Inc., Class A(a)	16,767	486,243
Total Interactive Media & Services		8,312,658
IT Services - 4.60%
Cloudflare, Inc., Class A(a)	5,816	626,267
MongoDB, Inc.(a)	1,749	407,185
Okta, Inc.(a)	5,097	401,644
Snowflake, Inc., Class A(a)	5,055	780,543
VeriSign, Inc.(a)	2,458	508,708
Total IT Services		2,724,347
Machinery - 0.94%
Fortive Corp.	7,419	556,425
Media - 1.23%
Trade Desk, Inc., Class A(a)	6,225	731,624
Pharmaceuticals - 10.68%
Eli Lilly & Co.	3,462	2,672,664
Johnson & Johnson	13,483	1,949,911
Merck & Co., Inc.	17,232	1,714,239
Total Pharmaceuticals		6,336,814
Semiconductors & Semiconductor Equipment - 13.96%
Applied Materials, Inc.	7,578	1,232,410
Broadcom, Inc.	18,033	4,180,771
KLA Corp.	1,607	1,012,603
Monolithic Power Systems, Inc.	1,017	601,759
NXP Semiconductors NV	3,584	744,934
ON Semiconductor Corp.(a)	8,183	515,938
Total Semiconductors & Semiconductor Equipment		8,288,415
Software - 37.68%
Adobe, Inc.(a)	3,185	1,416,306
Autodesk, Inc.(a)	3,074	908,582
Bentley Systems, Inc., Class B	7,017	327,694

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	5

GraniteShares Nasdaq Select Disruptors ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.77% (continued)
Software - 37.68% (continued)
Cadence Design Systems, Inc.(a)	3,344	$1,004,738
Crowdstrike Holdings, Inc., Class A(a)	2,926	1,001,161
Datadog, Inc., Class A(a)	5,293	756,317
Fortinet, Inc.(a)	9,505	898,032
HubSpot, Inc.(a)	922	642,422
Microsoft Corp.	13,902	5,859,692
Palantir Technologies, Inc., Class A(a)	19,983	1,511,314
Palo Alto Networks, Inc.(a)	6,471	1,177,463
PTC, Inc.(a)	2,623	482,291
Salesforce, Inc.	5,848	1,955,162
ServiceNow, Inc.(a)	1,537	1,629,404
Synopsys, Inc.(a)	1,866	905,682
Workday, Inc., Class A(a)	3,402	877,818
Zoom Communications, Inc., Class A(a)	6,716	548,093
Zscaler, Inc.(a)	2,624	473,396
Total Software		22,375,567
Technology Hardware, Storage & Peripherals - 0.86% Pure Storage, Inc.(a)	8,284	508,886

TOTAL COMMON STOCKS (Cost $47,236,806)		59,225,808

TOTAL INVESTMENTS - 99.77% (Cost $47,236,806)		$59,225,808

Other Assets In Excess Of Liabilities - 0.23%		134,677

NET ASSETS (100.00%)		$59,360,485

(a)	Non-Income Producing Security.

See Notes to Financial Statements.
6	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
December 31, 2024 (Unaudited)

	GraniteShars Bloomberg Commodity Broad Strategy No K-1 ETF(a)	GraniteShars HIPS U.S. High Income ETF	GraniteShars Nasdaq Select Disruptors ETF
ASSETS:
Investments at cost	$72,705,586	$136,481,154	$47,236,806
Investments at value	72,730,966	138,697,753	59,225,808
Cash	5,816,772	–	157,998
Due from broker	3,277,492	–	–
Unrealized appreciation on open futures contracts	2,774,838	–	–
Receivable for investments sold	–	93,356,594	–
Prepaid excise tax	58	58	505
Dividends receivable	3,581	443,796	7,554
Receivable for shares sold	–	37,613,053	–
Total Assets	84,603,707	270,111,254	59,391,865

LIABILITIES:
Bank Overdraft	–	376,015	–
Unrealized depreciation on open futures contracts	1,871,969	–	–
Payable for investments purchased	–	133,123,685	–
Payable for capital shares redeemed	–	37,648,348	–
Advisory fees payable	17,366	57,570	31,380
Total Liabilities	1,889,335	171,205,618	31,380
Commitments and contingencies (Note 8)
NET ASSETS	$82,714,372	$98,905,636	$59,360,485

NET ASSETS CONSIST OF:
Paid-in capital	$87,670,287	$108,134,393	$59,767,041
Total distributable earnings/(losses)	(4,955,915)	(9,228,757)	(406,556)
NET ASSETS	$82,714,372	$98,905,636	$59,360,485

Shares outstanding	4,150,000	7,750,000	1,050,000
Net Asset Value per share	$19.93	$12.76	$56.53

(a)	Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	7

GraniteShares ETF Trust	Statements of Operations
For the Six Months Ended December 31, 2024 (Unaudited)

	GraniteShars Bloomberg Commodity Broad Strategy No K-1 ETF(a)	GraniteShars HIPS U.S. High Income ETF	GraniteShars Nasdaq Select Disruptors ETF
INVESTMENT INCOME:
Interest	$2,095,200	$–	$–
Dividends(b)	–	4,505,808	90,645
Total Investment Income	2,095,200	4,505,808	90,645
EXPENSES:
Advisory fees	106,415	314,302	174,769
Overdraft fees	–	4,929	1,622
Total Expenses	106,415	319,231	176,391
NET INVESTMENT INCOME/(LOSS)	1,988,785	4,186,577	(85,746)

REALIZED GAIN/LOSS ON:
Investments(c)	(27,355)	2,485,803	3,814,140
Futures contracts	(5,122,274)	–	–
Total Net realized gain/(loss)	(5,149,629)	2,485,803	3,814,140
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	26,066	(1,980,615)	(223,348)
Futures contracts	2,484,724	–	–
Net change in unrealized appreciation/(depreciation)	2,510,790	(1,980,615)	(223,348)
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS AND FUTURES CONTRACTS	(2,638,839)	505,188	3,590,792
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(650,054)	$4,691,765	$3,505,046

(a)	Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)
(b)	Net of dividend withholding of $0, $0 and $1,146, respectively.
(c)	Includes realized gain or loss as a result of in-kind transactions of $0, $4,283,562 and $4,762,243, respectively (See Note 7 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements.
8	www.graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Consolidated Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
OPERATIONS:
Net investment income	$1,988,785	$5,027,380
Net realized gain/(loss)	(5,149,629)	1,051,572
Net change in unrealized appreciation/depreciation	2,510,790	(473,949)
Net increase/(decrease) in net assets resulting from operations	(650,054)	5,605,003

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,000,012)	(5,262,219)
Total distributions	(2,000,012)	(5,262,219)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,117,976	27,911,348
Cost of shares redeemed	(13,624,290)	(69,861,535)
Net decrease from capital share transactions	(8,506,314)	(41,950,187)
Net decrease in net assets	(11,156,380)	(41,607,403)

NET ASSETS:
Beginning of period	93,870,752	135,478,155
End of period	$82,714,372	$93,870,752

CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,600,000	6,550,000
Shares sold	250,000	1,350,000
Shares redeemed	(700,000)	(3,300,000)
Shares outstanding, end of period	4,150,000	4,600,000

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	9

GraniteShares HIPS U.S. High Income ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
OPERATIONS:
Net investment income	$4,186,577	$5,061,885
Net realized gain	2,485,803	2,545,267
Net change in unrealized appreciation/depreciation	(1,980,615)	3,238,304
Net increase in net assets resulting from operations	4,691,765	10,845,456

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(4,520,375)	(3,200,876)
Tax return of capital to shareholders	–	(3,480,249)
Total distributions	(4,520,375)	(6,681,125)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	60,894,297	34,394,572
Cost of shares redeemed	(39,586,182)	(16,720,720)
Net increase from capital share transactions	21,308,115	17,673,852
Net increase in net assets	21,479,505	21,838,183

NET ASSETS:
Beginning of period	77,426,131	55,587,948
End of period	$98,905,636	$77,426,131

CAPITAL SHARE TRANSACTIONS:
Beginning shares	6,100,000	4,700,000
Shares sold	4,750,000	2,750,000
Shares redeemed	(3,100,000)	(1,350,000)
Shares outstanding, end of period	7,750,000	6,100,000

See Notes to Financial Statements.
10	www.graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
OPERATIONS:
Net investment income/(loss)	$(85,746)	$31,776
Net realized gain	3,814,140	15,370,990
Net change in unrealized depreciation	(223,348)	(397,497)
Net increase in net assets resulting from operations	3,505,046	15,005,269

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(46,069)
Total distributions	–	(46,069)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,996,642	55,921,249
Cost of shares redeemed	(16,794,316)	(84,498,823)
Net decrease from capital share transactions	(2,797,674)	(28,577,574)
Net increase/(decrease) in net assets	707,372	(13,618,374)

NET ASSETS:
Beginning of period	58,653,113	72,271,487
End of period	$59,360,485	$58,653,113

CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,100,000	1,800,000
Shares sold	250,000	1,300,000
Shares redeemed	(300,000)	(2,000,000)
Shares outstanding, end of period	1,050,000	1,100,000

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	11

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Consolidated Financial Highlights
For a Share Outstanding Throughout the Years Presented

	For the Six Months Ended December 31, 2024		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$20.41		$20.68	$30.19	$28.26	$19.49	$23.99

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.47		1.02	0.73	(0.01)	(0.05)	0.30
Net realized and unrealized gain/(loss)(b)	(0.46)		(0.16)	(3.30)	6.00	8.84	(4.44)
Total from investment operations	0.01		0.86	(2.57)	5.99	8.79	(4.14)

DISTRIBUTIONS:
From net investment income	(0.49)		(1.13)	(6.94)	(4.06)	(0.02)	(0.36)
Total distributions	(0.49)		(1.13)	(6.94)	(4.06)	(0.02)	(0.36)

NET INCREASE/(DECREASE) IN NET ASSET
VALUE	(0.48)		(0.27)	(9.51)	1.93	8.77	(4.50)
NET ASSET VALUE, END OF PERIOD	$19.93		$20.41	$20.68	$30.19	$28.26	$19.49
TOTAL RETURN(c)	0.09%		4.59%	(10.34)%	23.74%	45.10%	(17.55)%
MARKET VALUE TOTAL RETURN(d)	0.33%		4.58%	(10.77)%	23.44%	45.75%	(17.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$82,714		$93,871	$135,478	$336,569	$221,823	$39,993

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses including waiver/reimbursement to average net assets	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income/(loss) to average net assets	4.67	%(e)	4.94%	2.79%	(0.03)%	(0.19)%	1.36%
Portfolio turnover rate	0	%(f)	0%	0%	0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(d)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.
12	www.graniteshares.com

GraniteShares HIPS U.S. High Income Trust	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	For the Year Ended December 31, 2024		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$12.69		$11.83	$12.37	$15.74	$11.80	$16.82

INCOME FROM OPERATIONS:
Net investment income(a)	0.61		0.99	0.92	0.84	0.87	0.97
Net realized and unrealized gain/(loss)(b)	0.11		1.16	(0.17)	(2.92)	4.36	(4.70)
Total from investment operations	0.72		2.15	0.75	(2.08)	5.23	(3.73)
DISTRIBUTIONS:
From net investment income	(0.65)		(0.62)	(0.96)	(0.64)	(0.71)	(0.82)
From tax return of capital	–		(0.67)	(0.33)	(0.65)	(0.58)	(0.47)
Total distributions	(0.65)		(1.29)	(1.29)	(1.29)	(1.29)	(1.29)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.07		0.86	(0.54)	(3.37)	3.94	(5.02)
NET ASSET VALUE, END OF PERIOD	$12.76		$12.69	$11.83	$12.37	$15.74	$11.80
TOTAL RETURN(c)	5.70%		19.13%	6.32%	(14.16)%	46.75%	(23.20)%
MARKET VALUE TOTAL RETURN(d)	5.70%		20.37%	5.96%	(14.17)%	46.83%	(23.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$98,906		$77,426	$55,588	$65,574	$64,517	$6,490
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70	%(e)
Ratio of expenses including waiver/reimbursement to average net assets	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70	%(e)
Ratio of net investment income to average net assets	9.32	%(e)	7.99%	7.45%	5.74%	6.07%	6.65	%(e)
Portfolio turnover rate	70	%(f)	43%	108%	74%	65%	51%

(a)	Based on daily average shares outstanding during the period.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(d)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	13

GraniteShares Nasdaq Select Disruptors Trust	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	For the Six Months Ended December 31, 2024 (unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Period October 4, 2019 (Commencement of operations) to June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$53.32		$40.15	$33.01	$40.74	$29.19	$25.37
INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.08)		0.03	0.21	0.13	0.15	0.17
Net realized and unrealized gain/(loss)	3.29		13.18	7.16	(7.72)	11.55	3.81
Total from investment operations	3.21		13.21	7.37	(7.59)	11.70	3.98
DISTRIBUTIONS:
From net investment income	–		(0.04)	(0.23)	(0.14)	(0.15)	(0.15)
From realized gains	–		–	–	–	–	(0.01)
Total distributions	–		(0.04)	(0.23)	(0.14)	(0.15)	(0.16)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.21		13.17	7.14	(7.73)	11.55	3.82
NET ASSET VALUE, END OF PERIOD	$56.53		$53.32	$40.15	$33.01	$40.74	$29.19
TOTAL RETURN(b)	6.02%		32.92%	22.41%	(18.69)%	40.16%	15.78%
MARKET VALUE TOTAL RETURN(c)	6.08%		33.02%	23.02%	(19.04)%	40.22%	15.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$59,360		$58,653	$72,271	$87,474	$124,262	$30,647

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60	%(d)
Ratio of net investment income/(loss) to average net assets	(0.29	)%(d)	0.06%	0.60%	0.31%	0.43%	0.84	%(d)
Portfolio turnover rate	28	%(e)	107%	56%	45%	39%	39	%(e)

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
14	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

1.	ORGANIZATION

GraniteShares ETF Trust (the “Trust”), organized as a Delaware statutory trust on November 7, 2016, is an open-end management investment company registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2024, the Trust consists of twenty four separate investment portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (“COMB”), GraniteShares HIPS U.S. High Income ETF (“HIPS”) and GraniteShares Nasdaq Select Disruptors ETF (“DRUP”) (each, a “Fund”, and collectively, the “Funds”). COMB is a non-diversified series. HIPS and DRUP are each a diversified series. The offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of COMB is to seek to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The investment objective of HIPS and DRUP are to track the performance, before fees and expenses, of the EQM HIPS Total Return Index and Nasdaq US Large Cap Select Disruptors Index(1) (each, an “Index”, and collectively, the “Indexes”), respectively. COMB, HIPS and DRUP commenced operations on May 19, 2017, January 6, 2015 and October 4, 2019, respectively.

On December 13, 2017, the shareholders of the Master Income ETF (the “Reorganizing Fund”), a series of the ETF Series Solutions, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. HIPS, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

HIPS fiscal year was changed to June 30. As a result, HIPS had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end November 30, 2017 and June 30, 2018.

Although DRUP is registered as a diversified series, it may become “non-diversified,” as defined under the Investment Company Act of 1940, solely as a result of changes in relative market capitalization or index weighting of one or more constituents of the Index that the fund aims to track.

Consolidated Subsidiary: COMB invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the “Subsidiary”).

The following table reflects the net assets of the Subsidiary as a percentage of COMB’s net assets at December 31, 2024:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K‐1 ETF	GraniteShares BCOM Cayman Limited	$14,738,135	17.81%

(1)	Fund’s Index change from the XOUT U.S. Large Cap Index to the Nasdaq US Large Cap Select Disruptors Index

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Funds allocate distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Semi-Annual Report | December 31, 2024	15

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and Business Development Corporations (“BDCs”) may be characterized as ordinary income, net capital gains, or a return of capital. The proper characterization of BDC and REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT and BDC investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Distributions received from the Funds’ investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: COMB, through its Subsidiary, invests in a combination of exchange-listed commodity futures contracts in the normal course of pursuing its investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, COMB is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by COMB and variation margin receivable or payable. Payments received or paid by COMB adjust the variation margin account. When a contract is closed, COMB records a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at December 31, 2024 are listed in COMB’s Consolidated Schedule of Investments. As of December 31, 2024, the balance of margin receivable from the broker to the Fund was $3,277,492 as presented on the Consolidated Statement of Assets and Liabilities as due from broker. At December 31, 2024 the Fund had a variation margin receivable from the broker of $4,180,361. The variation margin payable/receivable is represented by the difference between the balance of margin receivable from the broker and the unrealized appreciation/depreciation on open futures contracts as of December 31, 2024.

3.	SECURITIES VALUATION

The Funds calculate their net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

If a market quotation is not readily available, the affected Fund’s portfolio will be valued at fair value for which Trust’s Board of Directors (the “Board”) maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the “Valuation Committee”) which consists of Trust’s CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust’s CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

16	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in closed-end funds are valued at closing quoted sale price or the official closing price of the day, respectively. Registered fund positions held by HIPS at December 31, 2024 are represented by closed-ended (single class) registered funds and open-end mutual fund. Registered fund positions held by DRUP are represented by open-ended mutual funds.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2	–	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Semi-Annual Report | December 31, 2024	17

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2024 were as follows:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$72,730,966	$–	$72,730,966
Total	$–	$72,730,966	$–	$72,730,966

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$2,774,838	$–	$–	$2,774,838
Liabilities
Futures Contracts	$(1,871,969)	$–	$–	$(1,871,969)
Total	$902,869	$–	$–	$902,869

GraniteShares HIPS U.S. High Income ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$83,988,806	$–	$–	$83,988,806
Investment Companies	14,774,716	–	–	14,774,716
United States Treasury Obligations	–	39,934,231	–	39,934,231
Total	$98,763,522	$39,934,231	$–	$138,697,753

GraniteShares Nasdaq Select Disruptors ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$59,225,808	$–	$–	$59,225,808
Total	$59,225,808	$–	$–	$59,225,808

As of December 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5.	ADVISORY AND OTHER AGREEMENTS`

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Funds, is a Delaware limited Liability Company located at 222 Broadway, 21st floor, New York, NY 10038. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of COMB, 0.70% per annum of the average daily net assets of HIPS and 0.60% per annum of the average daily net assets of DRUP, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

18	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds’ Board of Trustees.

The Adviser is the only related party involved with the operations of the Funds.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds’ Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Distributors, Inc. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6.	SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF Creation Units are issued and redeemed for cash. GraniteShares HIPS US High Income ETF and GraniteShares Nasdaq Select Disruptors ETF Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7.	INVESTMENT TRANSACTIONS

During the six month period ended December 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$62,771,674	$63,488,779
GraniteShares Nasdaq Select Disruptors ETF	16,372,921	16,444,213

For the six month period ended December 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$60,971,294	$39,393,201
GraniteShares Nasdaq Select Disruptors ETF	13,992,367	17,013,755

For the six month period ended December 31, 2024, HIPS and DRUP had in-kind net realized gains of $4,283,562 and $4,762,243, respectively.

For COMB there were no costs of purchases and proceeds from sales of investments securities (excluding short-term investments) or in-kind transactions for the six month period ended December 31, 2024.

Semi-Annual Report | December 31, 2024	19

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

8.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. COMB uses derivative instruments as part of its principal investment strategy to achieve its investment objective.

The following is the location and fair values of the Funds’ derivative investments disclosed, if any, in the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2024:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts	$2,774,838	Unrealized depreciation on futures contracts	$(1,871,969)
Total		$2,774,838		$(1,871,969)

The following is the location and the effect of derivative investments, if any, on the Funds’ Consolidated Statement of Operations, categorized by primary market risk exposure during the six month period ended December 31, 2024:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
GraniteShares Bloomberg Commodity Broad Strategy No K‐1 ETF
Commodity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	$(5,122,274)	$2,484,724
Total		$(5,122,274)	$2,484,724

For COMB for the six month period ended December 31, 2024, the net monthly average notional value of futures contracts held were $ 85,340,965 and the net ending notional value of the futures contracts were $82,701,702.

9.	FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

20	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

At December 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$2,866,488	$(1,938,239)	$928,249	$72,705,586
GraniteShares HIPS U.S. High Income ETF	5,285,788	(1,655,185)	3,630,603	135,067,150
GraniteShares Nasdaq Select Disruptors ETF	12,676,633	(790,134)	11,886,499	47,339,309

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and investments in pass through entities.

The tax character of distributions paid by the Funds during the year ended June 30, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2024
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$5,262,219	$–	$–
GraniteShares HIPS U.S. High Income ETF	3,200,876	–	3,480,249
GraniteShares Nasdaq Select Disruptors ETF	46,069	–	–

10.	INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11.	PRINCIPAL RISKS

In the normal course of business, the Funds make investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

COMB is “non-diversified,” meaning that a relatively high percentage of their assets may be invested in a limited number of issuers of securities.

Business Development Company (“BDC”) Risk (HIPS): BDC’s may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC’s are subject to management and other expenses, which will be indirectly paid by each Fund.

Commodity Futures (COMB): COMB expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures contract is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

Commodity-linked derivative instruments (COMB): Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Fixed Income Securities (COMB): COMB will invest in Fixed Income Securities. The Fixed Income Securities in which COMB may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. COMB’s Fixed Income Securities earn interest income for COMB and can be used as collateral (also referred to as “margin”) for the COMB’s investments in Commodity Futures. COMB does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

Semi-Annual Report | December 31, 2024	21

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

Industry Concentration Risk (DRUP): In following its methodology, the Index from time to time may be concentrated in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Investment Company Risk (HIPS): The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Funds’ ability to achieve its investment objective.

Investment Style Risk (DRUP): The Index is intended to provide exposure to large cap U.S. equity markets, with certain securities excluded from the index in accordance with the Index methodology. The Index methodology is relatively new, and there can be no assurance that such methodology will result in positive investment performance. The Index methodology may result in the Index being more volatile than a more conventional index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

MLP Risk (HIPS): MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Non-Diversification Risk (DRUP): To the extent that the Fund becomes non-diversified as necessary to approximate the composition of the Index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the Fund’s investments, and the Fund may experience increased volatility.

REIT Investment Risk (HIPS): Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Sector Risk: To the extent the Funds invests more heavily in particular sectors of the economy, performance will be especially sensitive to developments that significantly affect those sectors.

The Funds’ prospectus contains additional information regarding risks associated with investments in the Fund.

12.	NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Funds’ internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds’ chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Chief Operation Officer (CFO) and Treasurer, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

13.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

22	www.graniteshares.com

GraniteShares ETF Trust	Additional Information
December 31, 2024 (Unaudited)

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

Semi-Annual Report | December 31, 2024	23

GraniteShares ETF Trust	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
December 31, 2024 (Unaudited)

Not applicable for this reporting period.

24	www.graniteshares.com

GraniteShares ETF Trust	Proxy Disclosures for Open-End Management Investment Companies
December 31, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | December 31, 2024	25

GraniteShares ETF Trust	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
December 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended December 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$6,000	$–	$6,000
Seddik Meziani, Trustee	$6,000	$–	$6,000
Total	$12,000	$–	$12,000

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds’ unitary fee arrangements, the Funds do not pay any Trustee fees.

26	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | December 31, 2024	27

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, NY 10038

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

GRANITESHARES ETF TRUST

SEMI-ANNUAL FINANCIAL STATEMENTS

& OTHER INFORMATION

December 31, 2024

GraniteShares YieldBOOST TSLA ETF

TSYY

GraniteShares YieldBOOST TSLA ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 68.90%(a)
United States Treasury Bill, 4.282% , 03/20/2025	$500,000	$495,539
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $495,412)		495,539

TOTAL INVESTMENTS - 68.90% (Cost $495,412)		$495,539

Other Assets In Excess Of Liabilities - 31.10%		223,674	(b)

NET ASSETS (100.00%)		$719,213

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (6.60%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 2)
Put Option Contracts - (6.60%) Stonex Group Inc	01/03/25	$28.06	(260)	$17,675	$(729,560)	$(47,450)

TOTAL WRITTEN OPTION CONTRACTS				$17,675	$(729,560)	$(47,450)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	1

GraniteShares YieldBOOST TSLA ETF	Statements of Assets and Liabilities
December 31, 2024 (Unaudited)

GraniteShares
YieldBOOST
TSLA ETF
ASSETS:
Investments at cost	$495,412
Investments at value	$495,539
Cash	271,426
Other assets	2,621
Total Assets	769,586

LIABILITIES:
Written options, at value (premiums received $17,675)	47,450
Administration payable	41
Payable for accounting and legal	1,186
Payable to custodian	478
Payable for trustee fees	72
Payable for transfer agency	419
Advisory fees payable	281
Other accrued payables	446
Total Liabilities	50,373
Commitments and contingencies (Note 8)
NET ASSETS	$719,213

NET ASSETS CONSIST OF:
Paid-in capital	$749,734
Total distributable (losses)	(30,521)
NET ASSETS	$719,213

Shares outstanding	30,000
Net Asset Value per share	$23.97

See Notes to Financial Statements.
2	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Statements of Operations
For the Period Ended December 31, 2024 (Unaudited)

GraniteShares
YieldBOOST
TSLA ETF*

INVESTMENT INCOME:

Interest	$823
Total Investment Income	823

EXPENSES:
Advisory fees	279
Administration fees	42
Transfer agency	419
Trustee fees	72
Custody fees	209
Accounting and legal	1,187
Other expenses	715
Total Expenses	2,923
Less waiver fees	(2,622)
Net Expenses	301
NET INVESTMENT INCOME	522

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	127
Option Contracts	(29,776)
Total net change in unrealized depreciation	(29,649)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,127)

*	Commenced operations on December 18,2024.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	3

GraniteShares YieldBOOST TSLA ETF	Statement of Changes in Net Assets

For the Period December 18, 2024 (Commencement of Operations) to December 31, 2024
OPERATIONS:
Net investment income	$522
Net change in unrealized depreciation	(29,649)
Net decrease in net assets resulting from operations	(29,127)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,394)
Total distributions	(1,394)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	749,734
Net increase from capital share transactions	749,734
Net increase in net assets	719,213

NET ASSETS:
Beginning of period	–
End of period	$719,213

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	30,000
Shares outstanding, end of period	30,000

See Notes to Financial Statements.
4	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 18,2024 (Commencement of Operations) to December 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized loss	(1.00)
Total from investment operations	(0.98)

DISTRIBUTIONS:
From net investment income	(0.05)
Total distributions	(0.05)

NET (DECREASE) IN NET ASSET VALUE	(1.03)
NET ASSET VALUE, END OF PERIOD	$23.97
TOTAL RETURN(b)	(0.19)%
MARKET VALUE TOTAL RETURN(c)	(3.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$719

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	11.15	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	1.99	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	5

GraniteShares YieldBOOST TSLA ETF	Notes to Financial Statements
December 31, 2024 (Unaudited)

1.	ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is an open-end management investment company currently consisting of twenty four investment series. This report pertains solely to the GraniteShares YieldBOOST TSLA ETF (“TSYY”; the “Fund”). The Fund commenced operations on December 18, 2024. The Fund is a non-diversified series of a management investment company under the 1940 Act. The remaining Funds in the Trust are presented separately.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Options: Written Options: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

3.	SECURITIES VALUATION

The Fund calculates their net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

If a market quotation is not readily available, the affected portfolio will be valued at fair value for which Trust’s Board of Directors (the “Board”) maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the “Valuation Committee”) which consists of Trust’s CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust’s CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.

6	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Notes to Financial Statements
December 31, 2024 (Unaudited)

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying TSLA ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying TSLA ETF’s only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. Flexible Exchange (“FLEX”) Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. The Fund may sell put options contracts that are based on the value of the price returns of the Underlying TSLA ETF. Exhange-listed options contracts are guaranteed by the Options Clearing Corporations (“OCC”).

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non- exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund investment using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2	–	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Semi-Annual Report | December 31, 2024	7

GraniteShares YieldBOOST TSLA ETF	Notes to Financial Statements
December 31, 2024 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2024 were as follows:

GraniteShares YieldBOOST TSLA ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$495,539	$–	$495,539
Total	$–	$495,539	$–	$495,539

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Written Options	–	(47,450)	–	(47,450)
Total	$–	$(47,450)	$–	$(47,450)

As of December 31, 2024, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5.	ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Fund, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Fund with overall responsibility for the portfolio management of the Fund, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to 0.99% of the average daily net assets of the Funds, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Fund is responsible for substantially all its expenses.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of the Fund to 1.15%. The expense limitation remains in effect until December 31, 2025, after which they may be terminated or revised.

The expense limitation does not cover the following items that remain expenses of the Fund: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds’ Board of Trustees.

GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. As of the period ended December 31, 2024, the Advisor may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 6/30/2028	Total
GraniteShares YieldBOOST TSLA ETF	$2,622	$2,622

Recoupment of previously waived fees for the period ended December 31, 2024, if any, are disclosed on the Fund’s Statements of Operations.

8	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Notes to Financial Statements
December 31, 2024 (Unaudited)

The Adviser is the only related party involved with the operations of the Fund.

ALPS Fund Services, Inc. (“AFS”) serves as the Fund’s Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Fund’s Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Distributors, Inc. (“Distributor”) serves as the Fund’s distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Fund; there are no plans to impose these fees.

6.	SHARE TRANSACTIONS

Shares of the Fund are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed for cash.. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7.	INVESTMENT TRANSACTIONS

For the Fund there were no costs of purchases and proceeds from sales of investments securities (excluding short-term investments) for the period ended December 31, 2024.

8.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategies to achieve their investment objectives.

The following is the location and fair values of the Fund’s derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2024:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBOOST TSLA ETF
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(47,450)
Total		$–		$(47,450)

Semi-Annual Report | December 31, 2024	9

GraniteShares YieldBOOST TSLA ETF	Notes to Financial Statements
December 31, 2024 (Unaudited)

The following is the location and the effect of derivative investments, if any, on the Fund’s Statement of Operations, categorized by primary market risk exposure during the period ended December 31, 2024:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
GraniteShares YieldBOOST TSLA ETF
Equity Contracts (Written Options)	Options contracts	–	(29,776)
Total		$–	$(29,776)

The average monthly volume of derivative instruments held by the Fund during the period ended December 31, 2024 was $729,560.

The following tables present the Fund’s gross OTC derivative assets and liabilities, by counterparty and contract type, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of December 31, 2024:

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/(Pledged)(a)	Net Amount
GraniteShares YieldBOOST TSLA ETF
Unrealized depreciation on open written option contracts	Stonex Group Inc	$(47,450)	$–	$47,450	$–
Total		$(47,450)	$–	$47,450	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

9.	FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

10	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Notes to Financial Statements
December 31, 2024 (Unaudited)

At December 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares YieldBOOST TSLA ETF	$127	$(29,775)	$(29,648)	$495,412

10.	INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. Management expects this risk of loss to be remote.

11.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the Fund. Please refer to the Fund’s prospectus for a full discussion.

Underlying Stock Risk: Each Fund seeks daily leveraged long or short investment results of an underlying stock. Each underlying stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Effects of Compounding and Market Volatility Risk: Each Fund aims to replicate the leveraged or inverse daily returns of an underlying stock and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the underlying stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage or inverse daily returns. The effect of compounding becomes pronounced as the underlying stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the underlying stock during shareholder’s holding period of an investment in the Fund.

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the underlying stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted percentage change of underlying stock on such day. In order to achieve a high degree of correlation with underlying stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the underlying stock may prevent the Fund from achieving a high degree of correlation with the underlying stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by underlying stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have reach its targeted exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the underlying stock is volatile, particularly when underlying stock is volatile at or near the close of the trading day.

Leverage Risk: The Long Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in leveraged Long Funds is exposed to the risk that a decline in the daily performance of the underlying stock would be magnified. A leveraged Long Fund could theoretically lose an amount greater than its net assets. Leverage will also have the effect of magnifying any differences in a Fund performance’s correlation with the underlying stock.

Short Sale Exposure Risk: The short Fund will seek inverse or “short” exposure through financial instruments, which would cause the short Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower a Fund’s return, result in a loss, have the effect of limiting a short Fund’s ability to obtain inverse exposure through financial instruments, or require a short Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, a short Fund may be unable to meet its investment objective due to a lack of available securities or counterparties.

During such periods, a short Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the short Fund’s short positions, if any, would negatively impact a short Fund. A short Fund could theoretically lose an amount greater than its net assets in the event the underlying stock increases more than 100%.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Semi-Annual Report | December 31, 2024	11

GraniteShares YieldBOOST TSLA ETF	Notes to Financial Statements
December 31, 2024 (Unaudited)

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Each Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

Exchange Traded Fund Structure Risk: Each Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

-	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares in a Fund may trade at a discount to NAV.
-	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund’s NAV.
-	In stressed market conditions, the market for a Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of a Fund’s shares may, in turn, lead to differences between the market value of a Fund’s shares and a Fund’s NAV.
-	An active trading market for a Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that a Fund’s Shares will continue to meet the listing requirements of the Exchange. If a Fund’s Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s Shares.

Non-Diversified Risk: Each Fund’s portfolio focuses on its underlying stock and will be subject to potential for volatility than a diversified fund.

Options Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, amont other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, whare are effected by fiscal and monetary policies and by national and international political, changes in actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses.

Rebalancing Risk: If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to its underlying stock that is significantly greater or less than its stated multiple. As a result, a Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk: Although each underlying stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the underlying stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the underlying stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the underling stock’s and/or Fund’s shares inadvisable. In addition, trading in underlying stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

12	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Notes to Financial Statements
December 31, 2024 (Unaudited)

Tracking Error Risk: Tracking error is the divergence of a Fund’s performance from that of its investment objective. The performance of each Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to its underlying stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. A Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, each Fund must satisfy certain diversification and other requirements. In particular, each Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of a Fund’s assets would be invested in (a) issuers in which a Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by a Fund. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund’s investment objective is not clear, particularly because each Fund’s investment objective focuses on the performance of the stock of a single issuer. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

12.	NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Fund’s internal organizational structure.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund’s CODM has been identified as the Chief Operation Officer (CFO) and Treasurer, who reviews consolidated results presented within the Fund’s financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

13.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

Semi-Annual Report | December 31, 2024	13

GraniteShares YieldBOOST TSLA ETF	Additional Information
December 31, 2024 (Unaudited)

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

14	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
December 31, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | December 31, 2024	15

GraniteShares YieldBOOST TSLA ETF	Proxy Disclosures for Open-End Management Investment Companies
December 31, 2024 (Unaudited)

Not applicable for this reporting period.

16	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
December 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended December 31, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$6,000	$–	$6,000
Seddik Meziani, Trustee	$6,000	$–	$6,000
Total	$12,000	$–	$12,000

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Semi-Annual Report | December 31, 2024	17

GraniteShares YieldBOOST TSLA ETF	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2024 (Unaudited)

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as “Trustees”), and pursuant to the terms of two investment advisory agreements between GraniteShares Advisors LLC (the “Adviser” or “GraniteShares”) and the Trust (the “Agreements”), GraniteShares provides a continuous program of investment management for each series of the Trust (each, a “Fund” and collectively, the “Funds”) and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At a meeting held on September 13, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested person[s],” as defined in the 1940 Act, of the Trust (the “Independent Trustees”), reviewed and unanimously approved the Agreements for a two-year period with respect to each of the new Short and Leveraged Funds (the “New S&L Funds”) and the YieldBOOST Funds (together with the New S&L Funds, the “New Funds”). The Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission (“SEC”), with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.1

In advance of the Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board’s annual review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board’s regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meeting, the Board evaluated the information prepared for the 15(c) review process. The Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser’s presentation included a discussion of the Adviser’s resources and capabilities, including its financial condition and ability to continue to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds’ portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve each of the Agreements for a two-year term. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meeting, as well as information obtained through the Board’s experience overseeing the existing Funds in the Trust. In this regard, the Board’s conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

1	On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreements at the Meeting.

18	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2024 (Unaudited)

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund (“ETF”) and the Board considered the qualifications and experience of the Adviser’s key personnel, including, in particular, the experience of the Adviser’s principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust’s Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

With respect to each of the New S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since launch of the existing S&L funds in the Trust, the existing S&L funds have modified and refined their index strategies to best replicate the performance of the underlying stocks and the New S&L Funds will use Indxx High Volatility sector indices, which are rules-based indices that capture the performance of the five most volatile stocks in the industry that the underlying stock operates, based on an industry categorization determined by a leading independent analytics company. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser. The Board also considered that the Adviser has strived to refine the indices for the existing S&L funds, and that the Adviser was obligated by an expense limitation agreement for each New S&L Fund.

With respect to each of the YieldBOOST Funds, the Board noted that each Fund seeks to generate income through put options on a leveraged ETF. The Board considered that the Adviser hired a new portfolio manager experienced with managing similar types of products to help launch and manage the Funds and the Adviser has automated procedures to manage the day-to-day operation of the Funds. The Board also considered the information it received, including at each regularly scheduled Board meeting, regarding the performance of each existing Fund in the Trust and related performance attribution commentary provided by the Adviser. The Board also considered the unique portfolio strategy of the Funds, the Adviser’s understanding of the market, the Adviser’s marketing plans for the Funds, and that the Adviser was obligated by an expense limitation agreement for each YieldBOOST Fund.

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each existing Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to the New Funds.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser’s rationale therefor.

The Board considered the New Funds’ annual advisory fees with those of average peer funds from other advisers provided by Bloomberg, an independent provider of investment company data. The Board noted that the New S&L Funds’ advisory fees of 1.30% were higher than the Bloomberg peer group median of 0.94%. The Board noted that the Adviser did not recommend lowering the Adviser’s fees for the New S&L Funds because the daily tracking performance of the existing S&L Funds was small and stable, the Funds are operationally intensive to manage, and the costs of launching and managing all the S&L Funds benefit from the advisory fee levels. The Board also noted that the YieldBOOST Funds’ advisory fees of 0.99% were slightly higher than the Bloomberg peer group median of 0.98% but were consistent with the advisory fees charged by one peer adviser to similar income-producing products. The Board noted that the Adviser did not recommend lowering the Adviser’s fees for the YieldBOOST Funds because the Funds offer a unique strategy, they are operationally intensive to manage, and the costs of launching and managing all the YieldBOOST Funds benefit from the advisory fee levels. The Adviser indicated that it would likely not be profitable with respect to each Fund in the near term and that the Adviser’s profitability with respect to each Fund would be primarily driven by its asset levels which could be potentially very volatile. After further consideration, the Board determined that the advisory fees and expected profitability for each Fund were not unreasonable.

Semi-Annual Report | December 31, 2024	19

GraniteShares YieldBOOST TSLA ETF	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2024 (Unaudited)

Based on the information presented and the discussions at the Meeting, the Board concluded that each Fund’s proposed fee was reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the New Funds and whether such services are being shared with each Fund’s shareholders under the Agreements. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreement was adequate for each of the Funds, and economies of scale would be revisited as each Fund’s asset levels increase.

The Board concluded that the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements are in the best interest of the Trust. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the New Funds for a two-year term.

20	www.graniteshares.com

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, NY 10038

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

GRANITESHARES ETF TRUST

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

December 31, 2024

GraniteShares 2x Long BABA Daily ETF

BABX

GraniteShares 2x Long META Daily ETF

FBL

GraniteShares 2x Long NVDA Daily ETF

NVDL

GraniteShares 2x Long AAPL Daily ETF

AAPB

GraniteShares 2x Long COIN Daily ETF

CONL

GraniteShares 2x Long UBER Daily ETF

UBRL

GraniteShares 2x Long MU Daily ETF

MULL

GraniteShares 2x Long TSM Daily ETF

TSMU

GraniteShares 2x Long CRWD Daily ETF

CRWL

GraniteShares 2x Long SMCI Daily ETF

SMCL

GraniteShares 1.25x Long TSLA Daily ETF

TSL

GraniteShares 1x Short AMD Daily ETF

AMDS

GraniteShares 2x Short NVDA Daily ETF

NVD

GraniteShares 2x Long TSLA Daily ETF

TSLR

GraniteShares 2x Short TSLA Daily ETF

TSDD

GraniteShares 2x Long AMD Daily ETF

AMDL

GraniteShares 2x Long AMZN Daily ETF

AMZZ

GraniteShares 2x Long MSFT Daily ETF

MSFL

GraniteShares 1x Short COIN Daily ETF

CONI

GraniteShares 2x Long PLTR Daily ETF

PTIR

GraniteShares 2x Long BABA Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$46,962,225

NET ASSETS (100.00%)	$46,962,225

TOTAL RETURN SWAP CONTRACTS

	Reference Entity/	Notional	Floating Rate		Payment	Pay/	Termination		Net Unrealized
Counterparty	Obligation(a)	Amount	Index	Spread	Frequency	Receive	Date	Value	Appreciation
Clear Street, LLC	Alibaba Group Holding, Ltd.	$47,655,814	OBFR01	125 bps	At Termination	Receive	11/04/2025	$46,689,868	$(965,945)
TD Cowen	Alibaba Group Holding, Ltd.	41,441,858	OBFR01	100 bps	At Termination	Receive	01/31/2025	47,338,766	5,896,907
TOTAL		$89,097,672						$94,028,634	$4,930,962

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	1

GraniteShares 2x Long META Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 116.79%(a)
United States Treasury Bill, 3.597% , 01/16/2025	$150,000,000	$149,753,367
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $149,775,208)		149,753,367

TOTAL INVESTMENTS - 116.79% (Cost $149,775,208)		$149,753,367

Liabilities In Excess Of Other Assets - (16.79%)		(21,526,701)

NET ASSETS (100.00%)		$128,226,666

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Meta Platforms, Inc.	$66,679,242	OBFR01	100 bps	At Termination	Receive	06/25/2025	$74,698,195	$8,018,953
TD Cowen	Meta Platforms, Inc.	129,465,897	OBFR01	200 bps	At Termination	Receive	01/31/2025	181,402,708	51,936,811
TOTAL		$196,145,139						$256,100,903	$59,955,764

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
2	www.graniteshares.com

GraniteShares 2x Long NVDA Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 84.31%(a)
United States Treasury Bill, 4.676% , 01/02/2025	$503,000,000	$503,000,000
United States Treasury Bill, 4.480% , 01/07/2025	329,000,000	328,813,233
United States Treasury Bill, 3.597% , 01/16/2025	3,700,000,000	3,693,916,386

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,526,155,321)		4,525,729,619

TOTAL INVESTMENTS - 84.31% (Cost $4,526,155,321)		$4,525,729,619

Other Assets In Excess Of Liabilities - 15.69%		841,993,559

NET ASSETS (100.00%)		$5,367,723,178

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	NVIDIA Corp.	$927,702,101	OBFR01	300 bps	At Termination	Receive	07/31/2025	$1,131,258,960	$203,556,859

BMO Capital	NVIDIA Corp.	450,620,385	SOFRRATE	375 bps	At Termination	Receive	07/14/2025	530,848,370	80,227,985
Cantor Fitzgerald	NVIDIA Corp.	83,213,745	OBFR01	325 bps	At Termination	Receive	07/10/2025	98,837,440	15,623,695
Clear Street, LLC	NVIDIA Corp.	2,895,497,909	OBFR01	600 bps	At Termination	Receive	06/25/2025	4,533,318,847	1,637,820,938
Goldman Sachs	NVIDIA Corp.	494,531,596	SOFRRATE	300 bps	At Termination	Receive	11/04/2025	494,335,322	(196,274)
Natixis SA	NVIDIA Corp.	746,710,415	FEDL01	475 bps	At Termination	Receive	07/07/2025	1,099,904,931	353,194,516
Nomura Holdings, Inc.	NVIDIA Corp.	1,405,519,503	OBFR01	400 bps	At Termination	Receive	04/22/2025	1,789,116,395	383,596,892

Royal Bank of Canada	NVIDIA Corp.	37,901,130	OBFR01	180 bps	At Termination	Receive	04/16/2025	55,998,930	18,097,800
TD Cowen	NVIDIA Corp.	269,978,061	OBFR01	200 bps	At Termination	Receive	01/31/2025	638,737,627	368,759,566

Wells Fargo	NVIDIA Corp.	189,980,040	FEDL01	165 bps	At Termination	Receive	12/02/2025	358,472,383	168,492,343
TOTAL		$7,501,654,885						$10,730,829,205	$3,229,174,320

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	3

GraniteShares 2x Long AAPL Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 246.29%(a)
United States Treasury Bill, 3.597% , 01/16/2025	$60,000,000	$59,901,347
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $59,910,083)		59,901,347

TOTAL INVESTMENTS - 246.29% (Cost $59,910,083)		$59,901,347

Liabilities In Excess Of Other Assets - (146.29%)		(35,580,275)

NET ASSETS (100.00%)		$24,321,072

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

	Reference Entity/	Notional	Floating Rate		Payment	Pay/	Termination		Net Unrealized
Counterparty	Obligation(a)	Amount	Index	Spread	Frequency	Receive	Date	Value	Appreciation
TD Cowen	Apple, Inc.	$35,260,908	OBFR01	100 bps	At Termination	Receive	01/31/2025	$48,750,513	$13,489,605
TOTAL		$35,260,908						$48,750,513	$13,489,605

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
4	www.graniteshares.com

GraniteShares 2x Long COIN Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 29.21%(a)
United States Treasury Bill, 4.571% , 01/02/2025	$40,000,000	$40,000,000
United States Treasury Bill, 4.533% , 01/07/2025	47,000,000	46,973,319
United States Treasury Bill, 3.597% , 01/16/2025	180,000,000	179,704,040
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $266,690,503)		266,677,359

TOTAL INVESTMENTS - 29.21% (Cost $266,690,503)		$266,677,359

Other Assets In Excess Of Liabilities - 70.79%		646,361,499

NET ASSETS (100.00%)		$913,038,858

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Appreciation

BMO Capital	Coinbase Global, Inc.	$60,423,023	SOFRRATE	600 bps	At Termination	Receive	10/07/2025	$70,939,310	$10,516,287
Clear Street, LLC	Coinbase Global, Inc.	435,291,634	OBFR01	700 bps	At Termination	Receive	10/14/2025	637,465,556	202,173,922
Goldman Sachs	Coinbase Global, Inc.	170,070,506	SOFRRATE	600 bps	At Termination	Receive	12/08/2025	157,149,070	(12,921,436)
Natixis SA	Coinbase Global, Inc.	198,070,632	FEDL01	900 bps	At Termination	Receive	07/07/2025	245,692,850	47,622,218
Nomura Holdings,Inc.	Coinbase Global, Inc.	281,785,812	OBFR01	1250 bps	At Termination	Receive	04/22/2025	364,138,406	82,352,594
TD Cowen	Coinbase Global, Inc.	227,814,364	OBFR01	200 bps	At Termination	Receive	01/31/2025	353,853,075	126,038,711
TOTAL		$1,373,455,971						$1,829,238,267	$455,782,296

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	5

GraniteShares 1.25x Long TSLA Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 132.44%(a)
United States Treasury Bill, 3.597% , 01/16/2025	$30,000,000	$29,950,673
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $29,955,041)		29,950,673

TOTAL INVESTMENTS - 132.44% (Cost $29,955,041)		$29,950,673

Liabilities In Excess Of Other Assets - (32.44%)		(7,336,462)

NET ASSETS (100.00%)		$22,614,211

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

	Reference Entity/	Notional	Floating Rate		Payment	Pay/	Termination		Net Unrealized
Counterparty	Obligation(a)	Amount	Index	Spread	Frequency	Receive	Date	Value	Appreciation
TD Cowen	Tesla, Inc.	$17,008,745	OBFR01	100 bps	At Termination	Receive	1/31/2025	$28,350,376	$11,341,631
TOTAL		$17,008,745						$28,350,376	$11,341,631

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
6	www.graniteshares.com

GraniteShares 1x Short AMD Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 330.20%(a)
United States Treasury Bill, 3.597% , 01/16/2025	$10,000,000	$9,983,558
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $9,985,014)		9,983,558

TOTAL INVESTMENTS - 330.20% (Cost $9,985,014)		$9,983,558

Liabilities In Excess Of Other Assets - (230.20%)		(6,960,068)

NET ASSETS (100.00%)		$3,023,490

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

	Reference Entity/	Notional	Floating Rate		Payment	Pay/	Termination		Net Unrealized
Counterparty	Obligation(a)	Amount	Index	Spread	Frequency	Receive	Date	Value	Appreciation
TD Cowen	Advanced Micro Devices, Inc.	$(4,031,177)	OBFR01	(100) bps	At Termination	Pay	1/31/2025	$(3,025,065)	$1,006,112
TOTAL		$(4,031,177)						$(3,025,065)	$1,006,112

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	7

GraniteShares 2x Short NVDA Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$71,327,638

NET ASSETS (100.00%)	$71,327,638

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	NVIDIA Corp.	$(106,754,421)	OBFR01	(30) bps	At Termination	Pay	12/17/2025	$(99,801,642)	$6,952,778
TD Cowen	NVIDIA Corp.	(45,711,766)	OBFR01	(100) bps	At Termination	Pay	01/31/2025	(42,254,886)	3,456,880
TOTAL		$(152,466,186)						$(142,056,528)	$10,409,659

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
8	www.graniteshares.com

GraniteShares 2x Long TSLA Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 211.56%(a)
United States Treasury Bill, 4.684% , 01/02/2025	$52,000,000	$52,000,000
United States Treasury Bill, 3.597% , 01/16/2025	340,000,000	339,440,965
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $391,484,552)		391,440,965

TOTAL INVESTMENTS - 211.56% (Cost $391,484,552)		$391,440,965

Liabilities In Excess Of Other Assets - (111.56%)		(206,410,777)

NET ASSETS (100.00%)		$185,030,188

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	Tesla, Inc.	$144,252,953	OBFR01	300 bps	At Termination	Receive	10/31/2025	$172,248,260	$27,995,307
TD Cowen	Tesla, Inc.	104,919,493	OBFR01	200 bps	At Termination	Receive	01/31/2025	198,229,306	93,309,813
TOTAL		$249,172,446						$370,477,566	$121,305,120

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	9

GraniteShares 2x Short TSLA Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$47,968,862

NET ASSETS (100.00%)	$47,968,862

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Tesla, Inc.	$(78,703,022)	OBFR01	(30) bps	At Termination	Pay	12/17/2025	$(74,266,176)	$4,436,846
TD Cowen	Tesla, Inc.	(21,319,226)	OBFR01	(100) bps	At Termination	Pay	01/31/2025	(21,565,056)	(245,830)
TOTAL		$(100,022,248)						$(95,831,232)	$4,191,016

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
10	www.graniteshares.com

GraniteShares 2x Long AMD Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$299,093,195

NET ASSETS (100.00%)	$299,093,195

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Depreciation
Cantor Fitzgerald	Advanced Micro Devices, Inc.	$160,226,734	OBFR01	100 bps	At Termination	Receive	12/5/2025	$144,017,917	$(16,208,817)
Clear Street, LLC	Advanced Micro Devices, Inc.	184,191,675	OBFR01	100 bps	At Termination	Receive	09/16/2025	170,632,182	(13,559,493)
Nomura Holdings, Inc.	Advanced Micro Devices, Inc.	184,076,581	OBFR01	300 bps	At Termination	Receive	08/19/2025	166,710,372	(17,366,209)
TD Cowen	Advanced Micro Devices, Inc.	132,292,886	OBFR01	200 bps	At Termination	Receive	01/31/2025	116,301,081	(15,991,805)
TOTAL		$660,787,876					$597,661,552		$(63,126,324)

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	11

GraniteShares 2x Long AMZN Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 132.91%(a)
United States Treasury Bill, 3.597% , 01/16/2025	$40,000,000	$39,934,231
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $39,940,056)		39,934,231

TOTAL INVESTMENTS - 132.91% (Cost $39,940,056)		$39,934,231

Liabilities In Excess Of Other Assets - (32.91%)		(9,887,143)

NET ASSETS (100.00%)		$30,047,088

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Amazon.com, Inc.	$49,373,040	OBFR01	100 bps	At Termination	Receive	01/31/2025	$60,056,038	$10,682,998
TOTAL		$49,373,040						$60,056,038	$10,682,998

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
12	www.graniteshares.com

GraniteShares 2x Long MSFT Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$17,916,383

NET ASSETS (100.00%)	$17,916,383

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Microsoft Corp.	$35,166,288	OBFR01	100 bps	At Termination	Receive	01/31/2025	$35,934,983	$768,695
TOTAL		$35,166,288						$35,934,983	$768,695

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	13

GraniteShares 1x Short COIN Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 21.67%(a)
United States Treasury Bill, 3.597% , 01/16/2025	$1,000,000	$998,356
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $998,502)		998,356

TOTAL INVESTMENTS - 21.67% (Cost $998,502)		$998,356

Other Assets In Excess Of Liabilities - 78.33%		3,608,651

NET ASSETS (100.00%)		$4,607,007

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Coinbase Global, Inc.	$(5,619,435)	OBFR01	(100) bps	At Termination	Pay	01/31/2025	$(4,541,159)	$1,078,276
TOTAL		$(5,619,435)						$(4,541,159)	$1,078,276

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
14	www.graniteshares.com

GraniteShares 2x Long PLTR Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 74.36%(a)
United States Treasury Bill, 4.489% , 01/07/2025	$58,000,000	$57,967,075
United States Treasury Bill, 3.597% , 01/16/2025	140,000,000	139,769,809
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $197,747,904)		197,736,884

TOTAL INVESTMENTS - 74.36% (Cost $197,747,904)		$197,736,884

Other Assets In Excess Of Liabilities - 25.64%		68,175,287

NET ASSETS (100.00%)		$265,912,171

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Appreciation
BMO Capital	Palantir Technologies, Inc.	$95,070,850	SOFRRATE	175 bps	At Termination	Receive	12/15/2025	$107,061,828	$11,990,978
Clear Street, LLC	Palantir Technologies, Inc.	193,454,388	OBFR01	250 bps	At Termination	Receive	12/18/2025	216,952,974	23,498,586
TD Cowen	Palantir Technologies, Inc.	140,211,360	OBFR01	200 bps	At Termination	Receive	01/31/2025	209,649,461	69,438,101
TOTAL		$428,736,598						$533,664,263	$104,927,665

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	15

GraniteShares 2x Long UBER Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$18,770,634

NET ASSETS (100.00%)	$18,770,634

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Depreciation
TD Cowen	Uber Technologies, Inc.	$39,689,769	OBFR01	100 bps	At Termination	Receive	01/31/2025	$37,473,860	$(2,215,909)
TOTAL		$39,689,769						$37,473,860	$(2,215,909)

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
16	www.graniteshares.com

GraniteShares 2x Long MU Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$2,598,439

NET ASSETS (100.00%)	$2,598,439

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Depreciation
Nomura Holdings, Inc.	Micron Technology, Inc.	$5,777,166	OBFR01	300 bps	At Termination	Receive	12/11/2025	$5,212,533	$(564,633)
TOTAL		$5,777,166						$5,212,533	$(564,633)

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	17

GraniteShares 2x Long TSM Daily ETF	Schedule of Investments
December 31, 2024 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$2,251,392

NET ASSETS (100.00%)	$2,251,392

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Depreciation
Nomura Holdings, Inc.	Taiwan Semiconductor Manufacturing Co., Ltd.	$4,590,377	OBFR01	350 bps	At Termination	Receive	12/11/2025	$4,522,719	$(67,658)
TOTAL		$4,590,377						$4,522,719	$(67,658)

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
18	www.graniteshares.com

GraniteShares 2x Long CRWD Daily ETF	Schedule of Investments

December 31, 2024 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$5,205,172

NET ASSETS (100.00%)	$5,205,172

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Depreciation
Nomura Holdings, Inc.	Crowdstrike Holdings, Inc.	$10,800,097	OBFR01	400 bps	At Termination	Receive	12/11/2025	$10,423,220	$(376,877)
TOTAL		$10,800,097						$10,423,220	$(376,877)

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	19

GraniteShares 2x Long SMCI Daily ETF	Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 354.22%(a)
United States Treasury Bill, 3.597% , 01/16/2025	$10,000,000	$9,983,558
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $9,985,015)		9,983,558

TOTAL INVESTMENTS - 354.22% (Cost $9,985,015)		$9,983,558

Liabilities In Excess Of Other Assets - (254.22%)		(7,165,084)

NET ASSETS (100.00%)		$2,818,474

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/ Receive	Termination Date	Value	Net Unrealized Depreciation
Nomura Holdings, Inc.	Super Micro Computer, Inc.	$6,230,776	OBFR01	2000 bps	At Termination	Receive	01/12/2026	$5,626,608	$(604,168)
TOTAL		$6,230,776						$5,626,608	$(604,168)

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
20	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	GraniteShares 2x Long BABA Daily ETF	GraniteShares 2x Long META Daily ETF	GraniteShares 2x Long NVDA Daily ETF	GraniteShares 2x Long AAPL Daily ETF	GraniteShares 2x Long COIN Daily ETF
ASSETS:
Investments at cost	$–	$149,775,208	$4,526,155,321	$59,910,083	$266,690,503
Investments at value	$–	$149,753,367	$4,525,729,619	$59,901,347	$266,677,359
Cash	6,337,451	14,261,410	273,200,421	6,527,176	–
Cash collateral held for open swap contracts	35,960,000	54,470,000	1,061,009,895	4,420,000	436,683,416
Due from advisor	2,421	–	–	9,063	–
Unrealized appreciation on total return swap contracts	4,930,962	59,955,764	3,229,174,320	13,489,605	455,782,296
Total Assets	47,230,834	278,440,541	9,089,114,255	84,347,191	1,159,143,071

LIABILITIES:
Bank Overdraft	–	–	–	–	49,257,678
Administration payable	1,033	5,034	66,073	1,367	11,778
Payable for accounting and legal	29,066	35,934	393,667	30,803	100,873
Payable to custodian	1,154	23,210	99,321	5,288	54,370
Payable for investments purchased	–	149,775,208	3,694,455,139	59,910,083	179,730,250
Payable for trustee fees	2,904	2,904	2,904	4,337	4,337
Payable for transfer agency	21,849	20,480	23,128	21,948	23,253
Advisory fees payable	36,248	118,764	4,752,285	24,317	1,121,187
Due to Counterparty	173,390	222,548	21,535,663	24,546	15,791,517
Other accrued payables	2,965	9,793	62,897	3,430	8,970
Total Liabilities	268,609	150,213,875	3,721,391,077	60,026,119	246,104,213
Commitments and contingencies (Note 8)
NET ASSETS	$46,962,225	$128,226,666	$5,367,723,178	$24,321,072	$913,038,858
NET ASSETS CONSIST OF:
Paid-in capital	$51,181,894	$80,987,646	$3,381,534,225	$10,855,995	$1,161,182,086
Total distributable earnings/(losses)	(4,219,669)	47,239,020	1,986,188,953	13,465,077	(248,143,228)
NET ASSETS	$46,962,225	$128,226,666	$5,367,723,178	$24,321,072	$913,038,858
Shares outstanding	2,920,001	3,890,005	80,810,006	720,001	25,870,001
Net Asset Value per share	$16.08	$32.96	$66.42	$33.78	$35.29

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	21

GraniteShares ETF Trust	Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	GraniteShares 1.25x Long TSLA Daily ETF	GraniteShares 1x Short AMD Daily ETF	GraniteShares 2x Short NVDA Daily ETF	GraniteShares 2x Long TSLA Daily ETF	GraniteShares 2x Short TSLA Daily ETF
ASSETS:
Investments at cost	$29,955,041	$9,985,014	$–	$391,484,552	$–
Investments at value	$29,950,673	$9,983,558	$–	$391,440,965	$–
Cash	8,696,441	860,948	–	12,288,553	–
Cash collateral held for open swap contracts	4,574,656	1,200,000	113,700,000	–	73,720,000
Due from advisor	2,323	12,014	–	12,505	7,649
Due from counterparty	–	729	30,325	–	20,557
Unrealized appreciation on total return swap contracts	11,341,631	1,006,112	10,409,659	121,305,120	4,191,016
Receivable for shares sold	–	–	–	1,729,261	–
Other assets	–	–	173	–	–
Total Assets	54,565,724	13,063,361	124,140,157	526,776,404	77,939,222

LIABILITIES:
Bank Overdraft	–	–	52,436,651	–	21,972,152
Administration payable	2,323	50	1,432	669	313
Payable for accounting and legal	30,251	24,094	25,602	31,790	25,886
Payable to custodian	1,143	1,056	37,143	20,585	19,531
Payable for investments purchased	29,955,042	9,985,014	210,000	339,490,472	5,730,000
Payable for trustee fees	4,347	2,923	2,923	2,924	2,923
Payable for transfer agency	18,856	20,156	17,244	18,374	18,299
Payable for capital shares redeemed	1,628,222	–	–	–	2,162,874
Advisory fees payable	18,728	2,450	81,524	154,477	33,305
Due to Counterparty	289,102	–	–	2,023,460	–
Other accrued payables	3,499	4,128	–	3,465	5,077
Total Liabilities	31,951,513	10,039,871	52,812,519	341,746,216	29,970,360
Commitments and contingencies (Note 8)
NET ASSETS	$22,614,211	$3,023,490	$71,327,638	$185,030,188	$47,968,862
NET ASSETS CONSIST OF:
Paid-in capital	$14,004,475	$2,630,446	$134,672,231	$84,307,627	$82,161,457
Total distributable earnings/(losses)	8,609,736	393,044	(63,344,593)	100,722,561	(34,192,595)
NET ASSETS	$22,614,211	$3,023,490	$71,327,638	$185,030,188	$47,968,862
Shares outstanding	1,250,001	190,001	2,377,577	4,280,001	28,610,001
Net Asset Value per share	$18.09	$15.91	$30.00	$43.23	$1.68

See Notes to Financial Statements.
22	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	GraniteShares 2x Long AMD Daily ETF	GraniteShares 2x Long AMZN Daily ETF	GraniteShares 2x Long MSFT Daily ETF	GraniteShares 1x Short COIN Daily ETF	GraniteShares 2x Long PLTR Daily ETF
ASSETS:
Investments at cost	$–	$39,940,056	$–	$998,502	$197,747,904
Investments at value	$–	$39,934,231	$–	$998,356	$197,736,884
Cash	17,262,688	1,430,110	7,780,826	–	5,048,598
Cash collateral held for open swap contracts	354,460,000	18,043,333	9,441,212	4,610,060	99,780,000
Due from advisor	–	1,452	2,316	12,781	–
Due from counterparty	–	–	2,492	16,124	151,373
Unrealized appreciation on total return
swap contracts	–	10,682,998	768,694	1,078,276	104,927,665
Receivable for investments sold	3,480,000	–	–	–	19,150
Receivable for shares sold	–	–	–	–	2,619,823
Total Assets	375,202,688	70,092,124	17,995,540	6,715,597	410,283,493
LIABILITIES:
Bank Overdraft	–	–	–	1,082,401	–
Unrealized depreciation on total return swap contracts	63,126,323	–	–	–	–
Administration payable	1,388	751	628	271	84
Payable for accounting and legal	33,514	22,744	22,383	7,279	16,458
Payable to custodian	24,067	11,116	9,936	2,696	2,696
Payable for investments purchased	2,470,000	39,940,056	–	998,501	141,790,194
Payable for trustee fees	1,433	1,433	1,433	767	767
Payable for transfer agency	10,275	9,667	8,690	2,975	2,975
Payable for capital shares redeemed	4,596,660	–	–	–	–
Advisory fees payable	209,246	26,580	17,994	11,033	215,868
Due to Counterparty	5,631,917	25,084	10,512	–	2,335,990
Other accrued payables	4,670	7,605	7,581	2,667	6,290
Total Liabilities	76,109,493	40,045,036	79,157	2,108,590	144,371,322
Commitments and contingencies (Note 8)
NET ASSETS	$299,093,195	$30,047,088	$17,916,383	$4,607,007	$265,912,171
NET ASSETS CONSIST OF:
Paid-in capital	$439,724,292	$22,720,423	$19,153,015	$5,404,442	$171,651,697
Total distributable earnings/(losses)	(140,631,097)	7,326,665	(1,236,632)	(797,435)	94,260,474
NET ASSETS	$299,093,195	$30,047,088	$17,916,383	$4,607,007	$265,912,171
Shares outstanding	39,050,000	870,000	770,000	390,001	2,030,001
Net Asset Value per share	$7.66	$34.54	$23.27	$11.81	$130.99

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	23

GraniteShares ETF Trust	Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	GraniteShares 2x Long UBER Daily ETF	GraniteShares 2x Long MU Daily ETF	GraniteShares 2x Long TSM Daily ETF	GraniteShares 2x Long CRWD Daily ETF	GraniteShares 2x Long SMCI Daily ETF
ASSETS:
Investments at cost	$–	$–	$–	$–	$9,985,015
Investments at value	$–	$–	$–	$–	$9,983,558
Cash	4,755,635	507,806	131,439	1,131,020	716,661
Cash collateral held for open swap contracts	16,480,069	2,680,000	2,210,000	4,560,000	3,200,000
Due from advisor	11,657	8,312	8,285	7,597	3,045
Total Assets	21,247,361	3,196,118	2,349,724	5,698,617	13,903,264
LIABILITIES:
Unrealized depreciation on total return swap contracts	2,215,909	564,633	67,658	376,877	604,168
Administration payable	252	128	128	128	59
Payable for accounting and legal	7,494	3,866	3,866	3,994	1,666
Payable to custodian	2,696	1,654	1,654	1,654	664
Payable for investments purchased	–	–	–	–	10,425,014
Payable for trustee fees	767	236	236	236	104
Payable for transfer agency	2,975	1,443	1,443	1,443	580
Advisory fees payable	15,628	2,264	2,287	7,380	1,365
Due to Counterparty	228,357	22,111	19,689	100,362	50,581
Other accrued payables	2,649	1,344	1,371	1,371	589
Total Liabilities	2,476,727	597,679	98,332	493,445	11,084,790
Commitments and contingencies (Note 5)
NET ASSETS	$18,770,634	$2,598,439	$2,251,392	$5,205,172	$2,818,474
NET ASSETS CONSIST OF:
Paid-in capital	$22,168,632	$3,597,252	$2,376,741	$5,812,248	$4,205,100
Total distributable (losses)	(3,397,998)	(998,813)	(125,349)	(607,076)	(1,386,626)
NET ASSETS	$18,770,634	$2,598,439	$2,251,392	$5,205,172	$2,818,474
Shares outstanding	1,170,001	190,001	90,001	220,001	190,000
Net Asset Value per share	$16.04	$13.68	$25.02	$23.66	$14.83

See Notes to Financial Statements.
24	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations

For the Period Ended December 31, 2024 (Unaudited)

	GraniteShares 2x Long BABA Daily ETF	GraniteShares 2x Long META Daily ETF	GraniteShares 2x Long NVDA Daily ETF	GraniteShares 2x Long AAPL Daily ETF	GraniteShares 2x Long COIN Daily ETF
INVESTMENT INCOME:
Interest	$567,418	$1,467,780	$20,549,440	$373,379	$6,115,703
Total Investment Income	567,418	1,467,780	20,549,440	373,379	6,115,703

EXPENSES: Advisory fees	150,192	622,121	26,128,843	135,194	3,701,932
Administration fees	1,047	2,200	29,364	1,156	8,715
Transfer agency	9,477	12,147	9,500	9,315	10,284
Trustee fees	1,058	1,058	1,058	1,062	1,062
Custody fees	1,159	2,036	5,869	1,100	2,207
Accounting and legal	15,928	32,705	901,880	15,496	136,885
Recoupment of waived fees	975	34,993	–	–	–
Other expenses	8,749	18,241	462,604	8,817	87,545
Total Expenses	188,585	725,501	27,539,118	172,140	3,948,630
Less waiver fees	(13,488)	–	–	(14,980)	–
Net Expenses	175,097	725,501	27,539,118	157,160	3,948,630
NET INVESTMENT INCOME/(LOSS)	392,321	742,279	(6,989,678)	216,219	2,167,073
Investments	(1,067)	(4,667)	4,963,845	(1,059)	(2,511,253)
Total return swaps	(5,808,563)	(7,357,133)	(1,293,983,827)	1,155,974	(545,965,057)
Written option Contracts	–	–	(3,921,500)	–	–
Total Net realized gain/(loss)	(5,809,630)	(7,361,800)	(1,292,941,482)	1,154,915	(548,476,310)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	–	(8,640)	(7,268,299)	(6,261)	(12,814)
Total return swaps	6,084,377	29,254,515	1,229,737,722	6,135,023	347,599,151
Option Contracts	–	–	4,736,475	–	–
Total net change in unrealized appreciation	6,084,377	29,245,875	1,227,205,898	6,128,762	347,586,337
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$667,068	$22,626,354	$(72,725,262)	$7,499,896	$(198,722,900)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	25

GraniteShares ETF Trust	Statements of Operations

For the Period Ended December 31, 2024 (Unaudited)

	GraniteShares 1.25x Long TSLA Daily ETF	GraniteShares 1x Short AMD Daily ETF	GraniteShares 2x Short NVDA Daily ETF	GraniteShares 2x Long TSLA Daily ETF	GraniteShares 2x Short TSLA Daily ETF
INVESTMENT INCOME:
Interest	$203,798	$64,920	$2,104,084	$681,515	$658,856
Total Investment Income	203,798	64,920	2,104,084	681,515	658,856
EXPENSES:
Advisory fees	60,066	14,903	495,910	392,452	113,492
Administration fees	2,127	32	1,559	512	155
Transfer agency	5,284	6,361	8,778	9,053	7,340
Trustee fees	1,072	1,077	1,077	1,078	1,077
Custody fees	569	2,072	1,783	1,942	1,710
Accounting and legal	12,891	11,262	23,778	24,675	14,879
Recoupment of waived fees	–	–	22,148	–	–
Other expenses	6,814	6,752	16,587	11,401	8,801
Total Expenses	88,823	42,395	571,620	441,113	147,454
Less waiver fees	(18,460)	(25,078)	–	(45,808)	(33,355)
Net Expenses	70,363	17,317	571,620	395,305	114,099
NET INVESTMENT INCOME	133,435	47,603	1,532,464	286,210	544,757
Investments	(267)	–	12	(1,320)	15
Total return swaps	(337,655)	(176,544)	(25,969,452)	(14,683,923)	(35,729,227)
Total Net realized loss	(337,922)	(176,544)	(25,969,440)	(14,685,243)	(35,729,212)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(4,368)	(1,456)	–	(43,587)	–
Total return swaps	9,882,171	803,415	4,740,663	114,073,074	4,515,122
Total net change in unrealized appreciation	9,877,803	801,959	4,740,663	114,029,487	4,515,122
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,673,316	$673,018	$(19,696,313)	$99,630,454	$(30,669,333)

See Notes to Financial Statements.
26	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations

For the Period Ended December 31, 2024 (Unaudited)

	GraniteShares 2x Long AMD Daily ETF	GraniteShares 2x Long AMZN Daily ETF	GraniteShares 2x Long MSFT Daily ETF	GraniteShares 1x Short COIN Daily ETF*	GraniteShares 2x Long PLTR Daily ETF*
INVESTMENT INCOME:
Interest	$2,984,708	$543,110	$400,081	$44,219	$807,128
Total Investment Income	2,984,708	543,110	400,081	44,219	807,128
EXPENSES:
Advisory fees	719,489	131,354	90,259	11,763	308,049
Administration fees	1,614	428	243	410	434
Transfer agency	6,942	6,334	5,357	2,975	2,975
Trustee fees	1,058	1,058	1,058	767	767
Custody fees	1,698	1,698	1,698	1,238	1,238
Accounting and legal	35,701	15,726	14,295	8,409	18,292
Recoupment of waived fees	19,287	–	–	–	5,585
Other expenses	21,065	8,025	7,185	4,669	8,292
Total Expenses	806,854	164,623	120,095	30,231	345,632
Less waiver fees	–	(11,577)	(15,219)	(16,805)	(5,585)
Net Expenses	806,854	153,046	104,876	13,426	340,047
NET INVESTMENT INCOME	2,177,854	390,064	295,205	30,793	467,081
Total return swaps	(74,723,763)	(3,331,198)	(2,026,600)	(1,842,246)	(11,123,252)
Total Net realized loss	(74,723,763)	(3,331,198)	(2,026,600)	(1,842,246)	(11,123,252)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	–	(5,825)	–	(146)	(11,020)
Total return swaps	(66,236,676)	(8,842,228)	(25,607)	1,078,276	104,927,665
Total net change in unrealized appreciation/(depreciation)	(66,236,676)	(8,836,403)	(25,607)	1,078,130	104,916,645
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(138,782,585)	$5,895,269	$(1,757,002)	$(733,323)	$94,260,474

*	Commenced operations on September 3, 2024.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	27

GraniteShares ETF Trust	Statements of Operations

For the Period Ended December 31, 2024 (Unaudited)

	GraniteShares 2x Long UBER Daily ETF*	GraniteShares 2x Long MU Daily ETF**	GraniteShares 2x Long TSM Daily ETF**	GraniteShares 2x Long CRWD Daily ETF**	GraniteShares 2x Long SMCI Daily ETF***
INVESTMENT INCOME:
Interest	$70,524	$7,601	$4,141	$21,149	$4,822
Total Investment Income	70,524	7,601	4,141	21,149	4,822
EXPENSES:
Advisory fees	16,194	2,264	2,287	7,380	1,365
Administration fees	412	128	128	128	59
Transfer agency	2,975	1,443	1,443	1,443	580
Trustee fees	767	236	236	236	104
Custody fees	1,238	722	722	722	290
Accounting and legal	8,649	3,866	3,866	3,994	1,666
Other expenses	4,652	2,301	2,303	2,303	991
Total Expenses	34,887	10,960	10,985	16,206	5,055
Less waiver fees	(15,696)	(8,312)	(8,285)	(7,597)	(3,045)
Net Expenses	19,191	2,648	2,700	8,609	2,010
NET INVESTMENT INCOME	51,333	4,953	1,441	12,540	2,812
Total return swaps	(1,233,422)	(439,133)	(59,132)	(242,739)	(783,813)
Total Net realized loss	(1,233,422)	(439,133)	(59,132)	(242,739)	(783,813)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	–	–	–	–	(1,457)
Total return swaps	(2,215,909)	(564,633)	(67,658)	(376,877)	(604,168)
Total net change in unrealized depreciation	(2,215,909)	(564,633)	(67,658)	(376,877)	(605,625)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,397,998)	$(998,813)	$(125,349)	$(607,076)	$(1,386,626)

*	Commenced operations on September 3, 2024.
**	Commenced operations on November 11, 2024.
***	Commenced operations on December 11, 2024.

See Notes to Financial Statements.
28	www.graniteshares.com

GraniteShares 2x Long BABA Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
OPERATIONS:
Net investment income	$392,321	$62,852
Net realized loss	(5,809,630)	(4,155,787)
Net change in unrealized appreciation/depreciation	6,084,377	(1,153,415)
Net increase/(decrease) in net assets resulting from operations	667,068	(5,246,350)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	50,697,755	35,412,866
Cost of shares redeemed	(23,311,890)	(14,752,534)
Net increase from capital share transactions	27,385,865	20,660,332
Net increase in net assets	28,052,933	15,413,982
NET ASSETS:
Beginning of period	18,909,292	3,495,310
End of period	$46,962,225	$18,909,292
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,450,001	180,001
Shares sold	2,510,000	2,230,000
Shares redeemed	(1,040,000)	(960,000)
Shares outstanding, end of period	2,920,001	1,450,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	29

GraniteShares 2x Long META Daily ETF	Statement of Changes in Net Assets

	For the Six
	Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
OPERATIONS:
Net investment income	$742,279	$353,144
Net realized loss	(7,361,800)	(4,199,842)
Net change in unrealized appreciation	29,245,875	30,688,048
Net increase in net assets resulting from operations	22,626,354	26,841,350
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(4,802,714)
Total distributions	–	(4,802,714)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	168,134,405	257,165,139
Cost of shares redeemed	(172,040,701)	(176,068,135)
Net increase/(decrease) from capital share transactions	(3,906,296)	81,097,004
Net increase in net assets	18,720,058	103,135,640
NET ASSETS:
Beginning of period	109,506,608	6,370,968
End of period	128,226,666	$109,506,608
CAPITAL SHARE TRANSACTIONS:*
Beginning shares	4,100,005	350,005
Shares sold	5,690,000	11,000,000
Shares redeemed	(5,900,000)	(7,250,000)
Shares outstanding, end of period	3,890,005	4,100,005

*	The Fund had a 5 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements and Financial Highlights.

See Notes to Financial Statements.
30	www.graniteshares.com

GraniteShares 2x Long NVDA Daily ETF	Statement of Changes in Net Assets

	For the Six
	Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
OPERATIONS:
Net investment loss	$(6,989,678)	$(4,658,533)
Net realized gain/(loss)	(1,292,941,482)	47,606,649
Net change in unrealized appreciation	1,227,205,898	2,001,542,720
Net increase/(decrease) in net assets resulting from operations	(72,725,262)	2,044,490,836
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(25,076,455)
Total distributions	–	(25,076,455)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,969,770,842	6,227,350,357
Cost of shares redeemed	(3,252,837,333)	(3,642,206,524)
Net increase from capital share transactions	716,933,509	2,585,143,833
Net increase in net assets	644,208,247	4,604,558,214
NET ASSETS:
Beginning of period	4,723,514,931	118,956,717
End of period	$ 5,367,723,178	$4,723,514,931
CAPITAL SHARE TRANSACTIONS:*
Beginning shares	67,870,006	8,460,006
Shares sold	61,750,000	160,350,000
Shares redeemed	(48,810,000)	(100,940,000)
Shares outstanding, end of period	80,810,006	67,870,006

*	The Fund had a 6 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements and Financial Highlights.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	31

GraniteShares 2x Long AAPL Daily ETF	Statement of Changes in Net Assets

	For the Six
	Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
OPERATIONS:
Net investment income	$216,219	$43,226
Net realized gain/(loss)	1,154,915	(2,457,434)
Net change in unrealized appreciation	6,128,762	7,352,107
Net increase in net assets resulting from operations	7,499,896	4,937,899
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(689,030)
Total distributions	–	(689,030)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,301,012	49,825,788
Cost of shares redeemed	(25,700,183)	(22,379,380)
Net increase/(decrease) from capital share transactions	(18,399,171)	27,446,408
Net increase/(decrease) in net assets	(10,899,275)	31,695,277
NET ASSETS:
Beginning of period	35,220,347	3,525,070
End of period	24,321,072	$35,220,347
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,390,001	120,001
Shares sold	240,000	2,390,000
Shares redeemed	(910,000)	(1,120,000)
Shares outstanding, end of period	720,001	1,390,001

See Notes to Financial Statements.
32	www.graniteshares.com

GraniteShares 2x Long COIN Daily ETF	Statement of Changes in Net Assets

	For the Six
	Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
OPERATIONS:
Net investment income/(loss)	$2,167,073	$(895,152)
Net realized loss	(548,476,310)	(156,401,843)
Net change in unrealized appreciation	347,586,337	108,182,815
Net decrease in net assets resulting from operations	(198,722,900)	(49,114,180)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(262,861)
Total distributions	–	(262,861)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,667,946,517	1,142,112,416
Cost of shares redeemed	(1,043,689,030)	(612,824,854)
Net increase from capital share transactions	624,257,487	529,287,562
Net increase in net assets	425,534,587	479,910,521
NET ASSETS:
Beginning of period	487,504,271	7,593,750
End of period	$913,038,858	$487,504,271
CAPITAL SHARE TRANSACTIONS:
Beginning shares	10,730,001	740,001
Shares sold	40,310,000	22,310,000
Shares redeemed	(25,170,000)	(12,320,000)
Shares outstanding, end of period	25,870,001	10,730,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	33

GraniteShares 1.25x Long TSLA Daily ETF	Statement of Changes in Net Assets

	For the Six
	Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
OPERATIONS:
Net investment income	$133,435	$64,746
Net realized loss	(337,922)	(3,210,979)
Net change in unrealized appreciation	9,877,803	1,459,460
Net increase/(decrease) in net assets resulting from operations	9,673,316	(1,686,773)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(2,504,701)
Tax return of capital to shareholders	–	(25,049)
Total distributions	–	(2,529,750)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	47,082,407	19,110,015
Cost of shares redeemed	(42,124,066)	(14,176,306)
Net increase from capital share transactions	4,958,341	4,933,709
Net increase in net assets	14,631,657	717,186
NET ASSETS:
Beginning of period	7,982,554	7,265,368
End of period	$22,614,211	$7,982,554
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,020,001	370,001
Shares sold	3,810,000	2,050,000
Shares redeemed	(3,580,000)	(1,400,000)
Shares outstanding, end of period	1,250,001	1,020,001

See Notes to Financial Statements.
34	www.graniteshares.com

GraniteShares 1x Short AMD Daily ETF	Statement of Changes in Net Assets

		For the Period
	For the Six	August 21, 2023
	Months Ended	(Commencement
	December 31, 2024	of Operations)
	(Unaudited)	to June 30, 2024
OPERATIONS:
Net investment income	$47,603	$13,144
Net realized loss	(176,544)	(431,163)
Net change in unrealized appreciation	801,959	202,697
Net increase/(decrease) in net assets resulting from operations	673,018	(215,322)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(66,011)
Total distributions	–	(66,011)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,110,552	5,475,516
Cost of shares redeemed	(4,675,253)	(3,279,010)
Net increase from capital share transactions	435,299	2,196,506
Net increase in net assets	1,108,317	1,915,173
NET ASSETS:
Beginning of period	1,915,173	–
End of period	$3,023,490	$1,915,173
CAPITAL SHARE TRANSACTIONS:
Beginning shares	150,000	–
Shares sold	390,001	410,000
Shares redeemed	(350,000)	(260,000)
Shares outstanding, end of period	190,001	150,000

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	35

GraniteShares 2x Short NVDA Daily ETF	Statement of Changes in Net Assets

		For the Period
	For the Six	August 21, 2023
	Months Ended	(Commencement
	December 31, 2024	of Operations)
	(Unaudited)	to June 30, 2024
OPERATIONS:
Net investment income/(loss)	$1,532,464	$(62,347)
Net realized loss	(25,969,440)	(42,400,278)
Net change in unrealized appreciation	4,740,663	5,668,996
Net decrease in net assets resulting from operations	(19,696,313)	(36,793,629)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(6,044,171)	(510,872)
Total distributions	(6,044,171)	(510,872)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	316,961,226	208,135,923
Cost of shares redeemed	(298,274,173)	(92,450,353)
Net increase from capital share transactions	18,687,053	115,685,570
Net increase/(decrease) in net assets	(7,053,431)	78,381,069
NET ASSETS:
Beginning of period	78,381,069	–
End of period	$71,327,638	$78,381,069
CAPITAL SHARE TRANSACTIONS:*
Beginning shares	1,419,200	–
Shares sold	8,253,200	2,385,200
Shares redeemed	(7,294,823)	(966,000)
Shares outstanding, end of period	2,377,577	1,419,200

*	The Fund had a 1 for 25 reverse stock split after the close of business November 4, 2024. See Note 1 in the accompanying Notes to Financial Statements and Financial Highlights.

See Notes to Financial Statements.
36	www.graniteshares.com

GraniteShares 2x Long TSLA Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
OPERATIONS:
Net investment income/(loss)	$286,210	$(6,810)
Net realized loss	(14,685,243)	(7,567,647)
Net change in unrealized appreciation	114,029,487	7,232,046
Net increase/(decrease) in net assets resulting from operations	99,630,454	(342,411)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	150,545,894	61,088,309
Cost of shares redeemed	(103,453,989)	(22,438,069)
Net increase from capital share transactions	47,091,905	38,650,240
Net increase in net assets	146,722,359	38,307,829
NET ASSETS:
Beginning of period	38,307,829	–
End of period	$185,030,188	$38,307,829
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,750,000	–
Shares sold	5,850,001	4,380,000
Shares redeemed	(4,320,000)	(1,630,000)
Shares outstanding, end of period	4,280,001	2,750,000

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	37

GraniteShares 2x Short TSLA Daily ETF	Statement of Changes in Net Assets

		For the Period
	For the Six	August 21, 2023
	Months Ended	(Commencement
	December 31, 2024	of Operations)
	(Unaudited)	to June 30, 2024
OPERATIONS:
Net investment income/(loss)	$544,757	$(8,963)
Net realized loss	(35,729,212)	(2,842,163)
Net change in unrealized appreciation/depreciation	4,515,122	(324,106)
Net decrease in net assets resulting from operations	(30,669,333)	(3,175,232)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(348,030)
Total distributions	–	(348,030)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	200,121,852	47,037,297
Cost of shares redeemed	(128,471,873)	(36,525,819)
Net increase from capital share transactions	71,649,979	10,511,478
Net increase in net assets	40,980,646	6,988,216
NET ASSETS:
Beginning of period	6,988,216	–
End of period	$47,968,862	$6,988,216
CAPITAL SHARE TRANSACTIONS:
Beginning shares	450,000	–
Shares sold	58,360,001	2,140,000
Shares redeemed	(30,200,000)	(1,690,000)
Shares outstanding, end of period	28,610,001	450,000

See Notes to Financial Statements.
38	www.graniteshares.com

GraniteShares 2x Long AMD Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
OPERATIONS:
Net investment income	$2,177,854	$19,845
Net realized loss	(74,723,763)	(4,978,709)
Net change in unrealized appreciation/depreciation	(66,236,676)	3,110,352
Net decrease in net assets resulting from operations	(138,782,585)	(1,848,512)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	470,903,911	83,238,521
Cost of shares redeemed	(88,109,190)	(26,308,950)
Net increase from capital share transactions	382,794,721	56,929,571
Net increase in net assets	244,012,136	55,081,059
NET ASSETS:
Beginning of period	55,081,059	–
End of period	$299,093,195	$55,081,059
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,350,000	–
Shares sold	42,740,000	5,000,000
Shares redeemed	(7,040,000)	(1,650,000)
Shares outstanding, end of period	39,050,000	3,350,000

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	39

GraniteShares 2x Long AMZN Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
OPERATIONS:
Net investment income	$390,064	$28,938
Net realized loss	(3,331,198)	(438,312)
Net change in unrealized appreciation	8,836,403	1,840,770
Net increase in net assets resulting from operations	5,895,269	1,431,396
CAPITAL SHARE TRANSACTIONS: Proceeds from sale of shares	21,671,939	23,400,242
Cost of shares redeemed	(14,572,968)	(7,778,790)
Net increase from capital share transactions	7,098,971	15,621,452
Net increase in net assets	12,994,240	17,052,848
NET ASSETS:
Beginning of period	17,052,848	–
End of period	$30,047,088	$17,052,848
CAPITAL SHARE TRANSACTIONS: Beginning shares	580,000	–
Shares sold	790,000	860,000
Shares redeemed	(500,000)	(280,000)
Shares outstanding, end of period	870,000	580,000

See Notes to Financial Statements.
40	www.graniteshares.com

GraniteShares 2x Long MSFT Daily ETF	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
OPERATIONS:
Net investment income	$295,205	$15,780
Net realized loss	(2,026,600)	(289,712)
Net change in unrealized appreciation/depreciation	(25,607)	794,302
Net increase/(decrease) in net assets resulting from operations	(1,757,002)	520,370
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	33,398,588	14,189,924
Cost of shares redeemed	(23,996,062)	(4,439,435)
Net increase from capital share transactions	9,402,526	9,750,489
Net increase in net assets	7,645,524	10,270,859
NET ASSETS:
Beginning of period	10,270,859	–
End of period	$17,916,383	$10,270,859
CAPITAL SHARE TRANSACTIONS:
Beginning shares	370,000	–
Shares sold	1,380,000	540,000
Shares redeemed	(980,000)	(170,000)
Shares outstanding, end of period	770,000	370,000

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	41

GraniteShares 1x Short COIN Daily ETF	Statement of Changes in Net Assets

For the Period September 3, 2024 (Commencement of Operations) to December 31, 2024
OPERATIONS:
Net investment income	$30,793
Net realized loss	(1,842,246)
Net change in unrealized appreciation	1,078,130
Net decrease in net assets resulting from operations	(733,323)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(64,112)
Total distributions	(64,112)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	17,601,855
Cost of shares redeemed	(12,197,413)
Net increase from capital share transactions	5,404,442
Net increase in net assets	4,607,007

NET ASSETS:
Beginning of period	–
End of period	$4,607,007

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	1,390,001
Shares redeemed	(1,000,000)
Shares outstanding, end of period	390,001

See Notes to Financial Statements.
42	www.graniteshares.com

GraniteShares 2x Long PLTR Daily ETF	Statement of Changes in Net Assets

For the Period September 3, 2024 (Commencement of Operations) to December 31, 2024
OPERATIONS:
Net investment income	$467,081
Net realized loss	(11,123,252)
Net change in unrealized appreciation	104,916,645
Net increase in net assets resulting from operations	94,260,474

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	266,817,049
Cost of shares redeemed	(95,165,352)
Net increase from capital share transactions	171,651,697
Net increase in net assets	265,912,171

NET ASSETS:
Beginning of period	–
End of period	$265,912,171

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	2,920,001
Shares redeemed	(890,000)
Shares outstanding, end of period	2,030,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	43

GraniteShares 2x Long UBER Daily ETF	Statement of Changes in Net Assets

For the Period September 3, 2024 (Commencement of Operations) to December 31, 2024
OPERATIONS:
Net investment income	$51,333
Net realized loss	(1,233,422)
Net change in unrealized depreciation	(2,215,909)
Net decrease in net assets resulting from operations	(3,397,998)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	23,456,061
Cost of shares redeemed	(1,287,429)
Net increase from capital share transactions	22,168,632
Net increase in net assets	18,770,634

NET ASSETS:
Beginning of period	–
End of period	$18,770,634

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	1,230,001
Shares redeemed	(60,000)
Shares outstanding, end of period	1,170,001

See Notes to Financial Statements.
44	www.graniteshares.com

GraniteShares 2x Long UBER Daily ETF	Statement of Changes in Net Assets

For the Period September 11, 2024 (Commencement of Operations) to December 31, 2024
OPERATIONS:
Net investment income	$4,953
Net realized loss	(439,133)
Net change in unrealized depreciation	(564,633)
Net decrease in net assets resulting from operations	(998,813)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,141,891
Cost of shares redeemed	(1,544,639)
Net increase from capital share transactions	3,597,252
Net increase in net assets	2,598,439

NET ASSETS:
Beginning of period	–-
End of period	$2,598,439

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–-
Shares sold	280,001
Shares redeemed	(90,000)
Shares outstanding, end of period	190,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	45

GraniteShares 2x Long UBER Daily ETF	Statement of Changes in Net Assets

For the Period September 11, 2024 (Commencement of Operations) to December 31, 2024
OPERATIONS:
Net investment income	$1,441
Net realized loss	(59,132)
Net change in unrealized depreciation	(67,658)
Net decrease in net assets resulting from operations	(125,349)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,633,915
Cost of shares redeemed	(1,257,174)
Net increase from capital share transactions	2,376,741
Net increase in net assets	2,251,392

NET ASSETS:
Beginning of period	–-
End of period	$2,251,392

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	140,001
Shares redeemed	(50,000)
Shares outstanding, end of period	90,001

See Notes to Financial Statements.
46	www.graniteshares.com

GraniteShares 2x Long UBER Daily ETF	Statement of Changes in Net Assets

For the Period September 11, 2024 (Commencement of Operations) to December 31, 2024
OPERATIONS:
Net investment income	$12,540
Net realized loss	(242,739)
Net change in unrealized depreciation	(376,877)
Net decrease in net assets resulting from operations	(607,076)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,513,943
Cost of shares redeemed	(3,701,695)
Net increase from capital share transactions	5,812,248
Net increase in net assets	5,205,172

NET ASSETS:
Beginning of period	–
End of period	$5,205,172

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	350,001
Shares redeemed	(130,000)
Shares outstanding, end of period	220,001

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	47

GraniteShares 2x Long UBER Daily ETF	Statement of Changes in Net Assets

For the Period September 11, 2024 (Commencement of Operations) to December 31, 2024
OPERATIONS:
Net investment income	$2,812
Net realized loss	(783,813)
Net change in unrealized depreciation	(605,625)
Net decrease in net assets resulting from operations	(1,386,626)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,034,169
Cost of shares redeemed	(2,829,069)
Net increase from capital share transactions	4,205,100
Net increase in net assets	2,818,474

NET ASSETS:
Beginning of period	–-
End of period	$2,818,474

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	350,000
Shares redeemed	(160,000)
Shares outstanding, end of period	190,000

See Notes to Financial Statements.
48	www.graniteshares.com

GraniteShares 2x Long BABA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$13.04		$19.42	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.24		0.08	0.00
Net realized and unrealized gain/(loss)	2.80		(6.46)	(5.58)
Total from investment operations	3.04		(6.38)	(5.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.04		(6.38)	(5.58)
NET ASSET VALUE, END OF PERIOD	$16.08		$13.04	$19.42
TOTAL RETURN(b)	23.31%		(32.85)%	(22.29)%
MARKET VALUE TOTAL RETURN(c)	23.31%		(32.87)%	(25.54)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$46,962		$18,909	$3,495

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.24	%(d)	1.52%	3.60	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15%	1.15	%(d)
Ratio of net investment income to average net assets	2.59	%(d)	0.54%	0.03	%(d)
Portfolio turnover rate	0%		0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	49

GraniteShares 2x Long META Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31,2024 (Unaudited)		For the Year Ended June 30, 2024*	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023*
NET ASSET VALUE, BEGINNING OF PERIOD	$26.71		$18.20	$5.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.18		0.21	0.07
Net realized and unrealized gain	6.07		16.31	13.13
Total from investment operations	6.25		16.52	13.20

DISTRIBUTIONS:
From net investment income
From net investment income	–		(7.89)	–
From realized gains	–		(0.12)	–
Total distributions	–		(8.01)	–

NET INCREASE IN NET ASSET VALUE	6.25		8.51	13.20
NET ASSET VALUE, END OF PERIOD	$32.96		$26.71	$18.20
TOTAL RETURN(b)	23.40%		121.19%	264.19%
MARKET VALUE TOTAL RETURN(c)	23.64%		121.22%	237.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$128,227		$109,507	$6,371

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.15	%(d)	1.22%	3.48	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15%	1.15	%(d)
Ratio of net investment income to average net assets	1.18	%(d)	0.86%	1.07	%(d)
Portfolio turnover rate	0%		0%	0%

*	The Fund had a 5 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements and Financial Highlights.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized

See Notes to Financial Statements.
50	www.graniteshares.com

GraniteShares 2x Long NVDA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024*	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023*
NET ASSET VALUE, BEGINNING OF PERIOD	$69.60		$14.06	$4.17

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.09)		(0.18)	0.06
Net realized and unrealized gain/(loss)	(3.09)		57.41	9.83
Total from investment operations	(3.18)		57.23	9.89

DISTRIBUTIONS:
From net investment income	–		(1.61)	–
From realized gains	–		(0.08)	–
Total distributions	–		(1.69)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.18)		55.54	9.89
NET ASSET VALUE, END OF PERIOD	$66.42		$69.60	$14.06
TOTAL RETURN(b)	(4.57)%		731.18%	237.62%
MARKET VALUE TOTAL RETURN(c)	(4.64)%		452.02%	222.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$5,367,723		$4,723,515	$118,957

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.04	%(d)	1.06%	1.57	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.04	%(d)	1.06%	1.15	%(d)
Ratio of net investment income/(loss) to average net assets	(0.26)	%(d)	(0.49)%	1.13	%(d)
Portfolio turnover rate	364	%(e)	11811%	0%

*	The Fund had a 6 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements and Financial Highlights.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	51

GraniteShares 2x Long AAPL Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$25.34		$29.38	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.23		0.10	0.09
Net realized and unrealized gain	8.21		0.17	4.29
Total from investment operations	8.44		0.27	4.38

DISTRIBUTIONS:
From net investment income	–		(4.31)	–
Total distributions	–		(4.31)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	8.44		(4.04)	4.38
NET ASSET VALUE, END OF PERIOD	$33.78		$25.34	$29.38
TOTAL RETURN(b)	33.31%		2.32%	17.57%
MARKET VALUE TOTAL RETURN(c)	33.52%		2.42%	17.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$24,321		$35,220	$3,525

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.26	%(d)	1.65%	5.09	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15%	1.15	%(d)
Ratio of net investment income to average net assets	1.58	%(d)	0.47%	0.44	%(d)
Portfolio turnover rate	0%		0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized

See Notes to Financial Statements.
52	www.graniteshares.com

GraniteShares 2x Long COIN Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$45.43		$10.26	$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.11		(0.27)	0.01
Net realized and unrealized gain/(loss)	(10.25)		35.55	(14.75)
Total from investment operations	(10.14)		35.28	(14.74)

DISTRIBUTIONS:
From net investment income	–		(0.11)	–
Total distributions	–		(0.11)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(10.14)		35.17	(14.74)
NET ASSET VALUE, END OF PERIOD	$35.29		$45.43	$10.26
TOTAL RETURN(b)	(22.32)%		343.82%	(58.94)%
MARKET VALUE TOTAL RETURN(c)	(22.40)%		344.36%	(51.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$913,039		$487,504	$7,594

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.06	%(d)	1.12%	2.46	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.06	%(d)	1.10%	1.15	%(d)
Ratio of net investment income/(loss) to average net assets	0.58	%(d)	(0.57)%	0.17	%(d)
Portfolio turnover rate	0%		44577%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	53

GraniteShares 2x Long TSLA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$7.83		$19.64	$25.00

INCOME FROM OPERATIONS: Net investment income(a)	0.13		0.12	0.11
Net realized and unrealized gain/(loss)	10.13		(5.27)	(5.47)
Total from investment operations	10.26		(5.15)	(5.36)

DISTRIBUTIONS:
From net investment income	–		(6.59)	–
From return of capital	–		(0.07)	–
Total distributions	–		(6.66)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	10.26		(11.81)	(5.36)
NET ASSET VALUE, END OF PERIOD	$18.09		$7.83	$19.64
TOTAL RETURN(b)	131.03%		(37.53)%	(21.44)%
MARKET VALUE TOTAL RETURN(c)	131.20%		(37.48)%	(19.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$22,614		$7,983	$7,265

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.46	%(d)	1.98%	2.67	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15%	1.15	%(d)
Ratio of net investment income to average net assets	2.20	%(d)	1.09%	0.89	%(d)
Portfolio turnover rate	0%		0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date)
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
54	www.graniteshares.com

GraniteShares 1x Short AMD Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the Six		August 21, 2023
	Months Ended		(Commencement of
	December 31, 2024		Operations)
	(Unaudited)		to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$12.77		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.21		0.16
Net realized and unrealized gain/(loss)	2.93		(10.19)
Total from investment operations	3.14		(10.03)

DISTRIBUTIONS:
From net investment income	—		(2.20)
Total distributions	—		(2.20)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.14		(12.23)
NET ASSET VALUE, END OF PERIOD	$15.91		$12.77
TOTAL RETURN(b)	24.59%		(41.67)%
MARKET VALUE TOTAL RETURN(c)	24.76%		(41.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$3,024		$1,915

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	2.82	%(d)	6.06	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15	%(d)
Ratio of net investment income to average net assets	3.16	%(d)	1.34	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex- date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	55

GraniteShares 2x Short NVDA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the Six		August 21, 2023
	Months Ended		(Commencement of
	December 31, 2024		Operations)
	(Unaudited)*		to June 30, 2024*
NET ASSET VALUE, BEGINNING OF PERIOD	$55.25		$625.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.78		(0.25)
Net realized and unrealized loss	(23.42)		(494.50)
Total from investment operations	(22.64)		(494.75)

DISTRIBUTIONS:
From net investment income	(2.61)		(37.50)
From realized gains	—		(37.50)
Total distributions	(2.61)		(75.00)

NET (DECREASE) IN NET ASSET VALUE	(25.25)		(569.75)
NET ASSET VALUE, END OF PERIOD	$30.00		$55.25
TOTAL RETURN(b)	(40.78)%		(89.77)%
MARKET VALUE TOTAL RETURN(c)	(40.99)%		(89.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$71,328		$78,381

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.50	%(d)	1.74	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)	1.50	%(d)
Ratio of net investment income/(loss) to average net assets	4.02	%(d)	(0.41	)%(d)
Portfolio turnover rate	0%		0%

*	The Fund had a 1 for 25 reverse stock split after the close of business November 1, 2024. See Note 1 in the accompanying Notes to Financial Statements and Financial Highlights.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
56	www.graniteshares.com

GraniteShares 2x Long TSLA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the Six		August 21, 2023
	Months Ended		(Commencement of
	December 31, 2024		Operations)
	(Unaudited)		to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$13.93		$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.09		(0.01)
Net realized and unrealized gain/(loss)	29.21		(11.06)
Total from investment operations	29.30		(11.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	29.30		(11.07)
NET ASSET VALUE, END OF PERIOD	$43.23		$13.93
TOTAL RETURN(b)	210.34%		(44.26)%
MARKET VALUE TOTAL RETURN(c)	210.04%		(44.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$185,030		$38,308

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.07	%(d)	1.99	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	0.95	%(d)	1.50	%(d)
Ratio of net investment income/(loss) to average net assets	0.69	%(d)	(0.09	)%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex- date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	57

GraniteShares 2x Short TSLA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the Six		August 21, 2023
	Months Ended		(Commencement of
	December 31, 2024		Operations)
	(Unaudited)		to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$15.53		$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.07		(0.05)
Net realized and unrealized loss	(13.92)		(5.56)
Total from investment operations	(13.85)		(5.61)

DISTRIBUTIONS:
From net investment income	—		(0.27)
From realized gains	—		(3.59)
Total distributions	—		(3.86)

NET (DECREASE) IN NET ASSET VALUE	(13.85)		(9.47)
NET ASSET VALUE, END OF PERIOD	$1.68		$15.53
TOTAL RETURN(b)	(89.18)%		(21.22)%
MARKET VALUE TOTAL RETURN(c)	(89.18)%		(21.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$47,969		$6,988

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.22	%(d)	2.95	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	0.95	%(d)	1.50	%(d)
Ratio of net investment income/(loss) to average net assets	4.49	%(d)	(0.29	)%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
58	www.graniteshares.com

GraniteShares 2x Long AMD Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the Six		March 15, 2024
	Months Ended		(Commencement of
	December 31, 2024		Operations)
	(Unaudited)		to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$16.44		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.16		0.01
Net realized and unrealized loss	(8.94)		(8.57)
Total from investment operations	(8.78)		(8.56)
NET (DECREASE) IN NET ASSET VALUE	(8.78)		(8.56)
NET ASSET VALUE, END OF PERIOD	$7.66		$16.44
TOTAL RETURN(b)	(53.41)%		(34.24)%
MARKET VALUE TOTAL RETURN(c)	(53.35)%		(34.32)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$299,093		$55,081

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.10	%(d)	1.44	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.10	%(d)	1.15	%(d)
Ratio of net investment income to average net assets	2.96	%(d)	0.29	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex- date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	59

GraniteShares 2x Long AMZN Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the Six		March 15, 2024
	Months Ended		(Commencement of
	December 31, 2024		Operations)
	(Unaudited)		to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$29.40		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.41		0.10
Net realized and unrealized gain	4.73		4.30
Total from investment operations	5.14		4.40
NET INCREASE IN NET ASSET VALUE	5.14		4.40
NET ASSET VALUE, END OF PERIOD	$34.54		$29.40
TOTAL RETURN(b)	17.48%		17.60%
MARKET VALUE TOTAL RETURN(c)	17.36%		17.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$30,047		$17,053

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.24	%(d)	2.28	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15%
Ratio of net investment income to average net assets	2.94	%(d)	1.31	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex- date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
60	www.graniteshares.com

GraniteShares 2x Long MSFT Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the Six		March 15, 2024
	Months Ended		(Commencement of
	December 31, 2024		Operations)
	(Unaudited)		to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$27.76		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.40		0.10
Net realized and unrealized gain/(loss)	(4.89)		2.66
Total from investment operations	(4.49)		2.76
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(4.49)		2.76
NET ASSET VALUE, END OF PERIOD	$23.27		$27.76
TOTAL RETURN(b)	(16.17)%		11.04%
MARKET VALUE TOTAL RETURN(c)	(16.20)%		11.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$17,916		$10,271

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.32	%(d)	3.55	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)	1.15%
Ratio of net investment income to average net assets	3.24	%(d)	1.46	%(d)
Portfolio turnover rate	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex- date).
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	61

GraniteShares 1x Short COIN Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 3, 2024 (Commencement of Operations) to December 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.12
Net realized and unrealized loss	(13.15)
Total from investment operations	(13.03)

DISTRIBUTIONS:
From net investment income	(0.16)
Total distributions	(0.16)
NET (DECREASE) IN NET ASSET VALUE	(13.19)
NET ASSET VALUE, END OF PERIOD	$11.81
TOTAL RETURN(b)	(52.06)%
MARKET VALUE TOTAL RETURN(c)	(52.02)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$4,607

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	3.37	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)
Ratio of net investment income to average net assets	3.42	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
62	www.graniteshares.com

GraniteShares 2x Long PLTR Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 3, 2024 (Commencement of Operations) to December 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$24.98

INCOME FROM OPERATIONS:
Net investment income(a)	0.49
Net realized and unrealized gain	105.52
Total from investment operations	106.01
NET INCREASE IN NET ASSET VALUE	106.01
NET ASSET VALUE, END OF PERIOD	$130.99
TOTAL RETURN(b)	424.38%
MARKET VALUE TOTAL RETURN(c)	424.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$265,912

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.05	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.05	%(d)
Ratio of net investment income to average net assets	1.44	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	63

GraniteShares 2x Long UBER Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 3, 2024 (Commencement of Operations) to December 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$24.99

INCOME FROM OPERATIONS:
Net investment income(a)	0.18
Net realized and unrealized loss	(9.13)
Total from investment operations	(8.95)

NET (DECREASE) IN NET ASSET VALUE	(8.95)
NET ASSET VALUE, END OF PERIOD	$16.04
TOTAL RETURN(b)	(35.81)%
MARKET VALUE TOTAL RETURN(c)	(35.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$18,771

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	2.05	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(d)
Ratio of net investment income to average net assets	3.01	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
64	www.graniteshares.com

GraniteShares 2x Long MU Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 11, 2024 (Commencement of Operations) to December 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$24.97

INCOME FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized loss	(11.35)
Total from investment operations	(11.29)

NET (DECREASE) IN NET ASSET VALUE	(11.29)
NET ASSET VALUE, END OF PERIOD	$13.68
TOTAL RETURN(b)	(45.21)%
MARKET VALUE TOTAL RETURN(c)	(45.21)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,598

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	5.97	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)
Ratio of net investment income to average net assets	2.70	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	65

GraniteShares 2x Long TSM Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 11, 2024 (Commencement of Operations) to December 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$24.97

INCOME FROM OPERATIONS:
Net investment income(a)	0.03
Net realized and unrealized gain	0.02
Total from investment operations	0.05

NET INCREASE IN NET ASSET VALUE	0.05
NET ASSET VALUE, END OF PERIOD	$25.02
TOTAL RETURN(b)	0.20%
MARKET VALUE TOTAL RETURN(c)	0.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,251

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	5.90	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)
Ratio of net investment income to average net assets	0.77	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
66	www.graniteshares.com

GraniteShares 2x Long CRWD Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 11, 2024 (Commencement of Operations) to December 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$24.97

INCOME FROM OPERATIONS:
Net investment income(a)	0.08
Net realized and unrealized loss	(1.39)
Total from investment operations	(1.31)

NET (DECREASE) IN NET ASSET VALUE	(1.31)
NET ASSET VALUE, END OF PERIOD	$23.66
TOTAL RETURN(b)	(5.25)%
MARKET VALUE TOTAL RETURN(c)	(5.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$5,205

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	2.76	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)
Ratio of net investment income to average net assets	2.13	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2024	67

GraniteShares 2x Long SMCI Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 11, 2024 (Commencement of Operations) to December 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$24.95

INCOME FROM OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized loss	(10.14)
Total from investment operations	(10.12)

NET (DECREASE) IN NET ASSET VALUE	(10.12)
NET ASSET VALUE, END OF PERIOD	$14.83
TOTAL RETURN(b)	(40.56)%
MARKET VALUE TOTAL RETURN(c)	(40.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,818

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	3.90	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(d)
Ratio of net investment income to average net assets	2.17	%(d)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.
(d)	Annualized.

See Notes to Financial Statements.
68	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

1.	ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is an open-end management investment company currently consisting of twenty-four investment series. This report pertains to the GraniteShares 2x Long BABA Daily ETF (“BABX”), GraniteShares 2x Long META Daily ETF (“FBL”), GraniteShares 2x Long NVDA Daily ETF (“NVDL”), GraniteShares 2x Long AAPL Daily ETF (“AAPB”), GraniteShares 2x Long COIN Daily ETF (“CONL”), GraniteShares 1.25x Long TSLA Daily ETF (“TSL”), GraniteShares 1x Short AMD Daily ETF (“AMDS”), GraniteShares 2x Short NVDA Daily ETF (“NVD”), GraniteShares 2x Long TSLA Daily ETF (“TSLR”), GraniteShares 2x Short TSLA Daily ETF (“TSDD”), GraniteShares 2x Long AMD Daily ETF (“AMDL”), GraniteShares 2x Long AMZN Daily ETF (“AMZZ”), GraniteShares 2x Long MSFT Daily ETF (“MSFL”), GraniteShares 1x Short COIN Daily ETF (“CONI”), GraniteShares 2x Long PLTR Daily ETF (“PTIR”), GraniteShares 2x Long UBER Daily ETF (“UBRL”), GraniteShares 2x Long MU Daily ETF (“MULL”), GraniteShares 2x Long TSM Daily ETF (“TSMU”), GraniteShares 2x Long CRWD Daily ETF (“CRWL”), and GraniteShares 2x Long SMCI Daily ETF (“SMCL”) (each, a “Fund”, and collectively, the “Funds”). AAPB, CONL and TSL commenced operations on August 08, 2022. BABX, FBL and NVDL commenced operations on December 12, 2022. AMDS, NVD, TSLR and TSDD commenced operations on August 21, 2023. AMDL, AMZZ and MSFL commenced operations on March 18, 2024. CONI, PTIR and UBRL commenced operations on September 3, 2024. MULL, TSMU and CRWL commenced operations on November 11, 2024. SMCL commenced operations on December 11, 2024. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The remaining Funds in the Trust are presented separately.

The GraniteShares 2x Long META Daily ETF executed a five-for-one stock split, effective after the close of business on March 12, 2024. On March 13, 2024, shareholders will be deemed to hold five Fund shares for every one Fund share previously held as of the close of business on March 12, 2024. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long NVDA Daily ETF executed a six-for-one stock split, effective after the close of business on March 12, 2024. On March 13, 2024, shareholders will be deemed to hold six Fund shares for every one Fund share previously held as of the close of business on March 12, 2024. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Short NVDA Daily ETF executed a one-for-twenty-five reverse stock split, effective after the close of business on November 1, 2024. On November 4, 2024, shareholders will be deemed to hold one Fund share for every twenty-five Fund shares previously held as of the close of business on November 1, 2024. The reverse stock split did not change the total value of the shareholders’ investment in the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Total Return Swap contracts: Each of the Funds AAPB, BABX, CONL, FBL, NVDL, TSL, TSLR, AMDL, AMZZ, MSFL, PTIR, UBRL, MULL, TSMU, CRWL, SMCL may enter into “long” total return swap contracts. Standard equity total return swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

Semi-Annual Report | December 31, 2024	69

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

In a “long” equity total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular security, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such security plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the total return swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

AMDS, NVD, TSDD, CONI may enter into total return swap contracts that provide the opposite return of the security (“short” the security). The operations are similar to that of the total return swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying security reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the security underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty and interest expense incurred on collateral received from a counterparty is included with the realized gains/losses on the Statements of Operations.

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations.

3.	SECURITIES VALUATION

The Funds calculate their net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

70	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

If a market quotation is not readily available, the affected Fund’s portfolio will be valued at fair value for which Trust’s Board of Directors (the “Board”) maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the “Valuation Committee”) which consists of Trust’s CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust’s CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Semi-Annual Report | December 31, 2024	71

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2024 were as follows:

GraniteShares 2x Long BABA Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$4,930,962	$–	$4,930,962
Total	$–	$4,930,962	$–	$4,930,962

GraniteShares 2x Long META Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$149,753,367	$–	$149,753,367
Total	$–	$149,753,367	$–	$149,753,367

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$59,955,764	$–	$59,955,764
Total	$–	$59,955,764	$–	$59,955,764

GraniteShares 2x Long NVDA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$4,525,729,619	$–	$4,525,729,619
Total	$–	$4,525,729,619	$–	$4,525,729,619

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$3,229,174,320	$–	$3,229,174,320
Total	$–	$3,229,174,320	$–	$3,229,174,320

GraniteShares 2x Long AAPL Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$59,901,347	$–	$59,901,347
Total	$–	$59,901,347	$–	$59,901,347

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$13,489,605	$–	$13,489,605
Total	$–	$13,489,605	$–	$13,489,605

GraniteShares 2x Long COIN Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$266,677,359	$–	$266,677,359
Total	$–	$266,677,359	$–	$266,677,359

72	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$455,782,296	$–	$455,782,296
Total	$–	$455,782,296	$–	$455,782,296

GraniteShares 1.25x Long TSLA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$29,950,673	$–	$29,950,673
Total	$–	$29,950,673	$–	$29,950,673

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$11,341,631	$–	$11,341,631
Total	$–	$11,341,631	$–	$11,341,631

GraniteShares 1x Short AMD Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$9,983,558	$–	$9,983,558
Total	$–	$9,983,558	$–	$9,983,558

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,006,112	$–	$1,006,112
Total	$–	$1,006,112	$–	$1,006,112

GraniteShares 2x Short NVDA Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$10,409,659	$–	$10,409,659
Total	$–	$10,409,659	$–	$10,409,659

GraniteShares 2x Long TSLA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$391,440,965	$–	$391,440,965
Total	$–	$391,440,965	$–	$391,440,965

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$121,305,120	$–	$121,305,120
Total	$–	$121,305,120	$–	$121,305,120

GraniteShares 2x Short TSLA Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$4,191,016	$–	$4,191,016
Total	$–	$4,191,016	$–	$4,191,016

Semi-Annual Report | December 31, 2024	73

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

GraniteShares 2x Long AMD Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(63,126,324)	$–	$(63,126,324)
Total	$–	$(63,126,324)	$–	$(63,126,324)

GraniteShares 2x Long AMZN Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$39,934,231	$–	$39,934,231
Total	$–	$39,934,231	$–	$39,934,231

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$10,682,998	$–	$10,682,998
Total	$–	$10,682,998	$–	$10,682,998

GraniteShares 2x Long MSFT Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$768,695	$–	$768,695
Total	$–	$768,695	$–	$768,695

GraniteShares 1x Short COIN Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$998,356	$–	$998,356
Total	$–	$998,356	$–	$998,356

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,078,276	$–	$1,078,276
Total	$–	$1,078,276	$–	$1,078,276

GraniteShares 2x Long PLTR Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$197,736,884	$–	$197,736,884
Total	$–	$197,736,884	$–	$197,736,884

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$104,927,665	$–	$104,927,665
Total	$–	$104,927,665	$–	$104,927,665

GraniteShares 2x Long UBER Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(2,215,909)	$–	$(2,215,909)
Total	$–	$(2,215,909)	$–	$(2,215,909)

74	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

GraniteShares 2x Long MU Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(564,633)	$–	$(564,633)
Total	$–	$(564,633)	$–	$(564,633)

GraniteShares 2x Long TSM Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(67,658)	$–	$(67,658)
Total	$–	$(67,658)	$–	$(67,658)

GraniteShares 2x Long CRWD Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(376,877)	$–	$(376,877)
Total	$–	$(376,877)	$–	$(376,877)

GraniteShares 2x Long SMCI Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$9,983,558	$–	$9,983,558
Total	$–	$9,983,558	$–	$9,983,558

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(604,168)	$–	$(604,168)
Total	$–	$(604,168)	$–	$(604,168)

Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of December 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

Semi-Annual Report | December 31, 2024	75

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

5.	ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Funds, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to either 0.95%, 0.99% or 1.30% (see table below) of the average daily net assets of the Funds, calculated daily and paid monthly. Pursuant to the Advisory Agreement, each Fund is responsible for substantially all its expenses.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. The expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

Fund	Investment Advisory Fee Rate	Expense Limitation	Expense Limitation Effective Through
GraniteShares 2x Long BABA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Long META Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Long NVDA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Long AAPL Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Long COIN Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 1.25x Long TSLA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 1x Short AMD Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Short NVDA Daily ETF	1.30% p.a.	1.50% p.a.	December 31, 2025
GraniteShares 2x Long TSLA Daily ETF	0.95% p.a.	0.95% p.a.	December 31, 2025
GraniteShares 2x Short TSLA Daily ETF	0.95% p.a.	0.95% p.a.	December 31, 2025
GraniteShares 2x Long AMD Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Long AMZN Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Long MSFT Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2025
GraniteShares 1x Short COIN Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long PLTR Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2025
GraniteShares 2x Long UBER Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2025
GraniteShares 2x Long MU Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long TSM Daily ETF	1.30% p.a	1.50% p.a	December 31, 2025
GraniteShares 2x Long CRWD Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long SMCI Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025

The expense limitation does not cover the following items that remain expenses of each Fund: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds’ Board of Trustees.

76	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Funds for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. As of the six month period ended December 31, 2024, the Advisor may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 6/30/2026	Expires 6/30/2027	Expires 6/30/2028	Total
GraniteShares 2x Long BABA Daily ETF	$24,423	$43,524	$13,488	$81,435
GraniteShares 2x Long META Daily ETF	N/A	9,159	N/A	9,159
GraniteShares 2x Long NVDA Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 2x Long AAPL Daily ETF	39,106	46,227	14,980	100,313
GraniteShares 2x Long COIN Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 1.25x Long TSLA Daily ETF	34,112	49,256	18,460	101,828
GraniteShares 1x Short AMD Daily ETF	N/A	48,102	25,078	73,180
GraniteShares 2x Short NVDA Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 2x Long TSLA Daily ETF	N/A	35,026	45,808	80,834
GraniteShares 2x Short TSLA Daily ETF	N/A	43,250	33,355	76,605
GraniteShares 2x Long AMD Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 2x Long AMZN Daily ETF	N/A	24,882	11,577	36,459
GraniteShares 2x Long MSFT Daily ETF	N/A	25,919	15,219	41,138
GraniteShares 1x Short COIN Daily ETF	N/A	N/A	16,805	16,805
GraniteShares 2x Long PLTR Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 2x Long UBER Daily ETF	N/A	N/A	15,696	15,696
GraniteShares 2x Long MU Daily ETF	N/A	N/A	8,312	8,312
GraniteShares 2x Long TSM Daily ETF	N/A	N/A	8,285	8,285
GraniteShares 2x Long CRWD Daily ETF	N/A	N/A	7,597	7,597
GraniteShares 2x Long SMCI Daily ETF	N/A	N/A	3,045	3,045

Recoupment of previously waived fees for the six month period ended December 31, 2024 are disclosed on the Funds Statements of Operations. The Adviser is the only related party involved with the operations of the Funds.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds’ Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Distributors, Inc. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

Semi-Annual Report | December 31, 2024	77

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

6.	SHARE TRANSACTIONS

Shares of the Funds are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed for cash.. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7.	INVESTMENT TRANSACTIONS

During the six month period ended December 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and inkind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares 2x Long NVDA Daily ETF	$85,489,500	$247,636,215

8.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategies to achieve their investment objectives.

78	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

The following is the location and the effect of derivative investments, if any, on the Funds’ Statement of Assets and Liabilities, categorized by investment type during the six month period ended December 31, 2024:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long BABA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$4,930,962	Unrealized depreciation on Total Return Swap contracts	$–
Total		$4,930,962		$–

GraniteShares 2x Long META Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$59,955,764	Unrealized depreciation on Total Return Swap contracts	$–
Total		$59,955,764		$–

GraniteShares 2x Long NVDA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$3,229,174,320	Unrealized depreciation on Total Return Swap contracts	$–
Total		$3,229,174,320		$–

GraniteShares 2x Long AAPL Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$13,489,605	Unrealized depreciation on Total Return Swap contracts	$–
Total		$13,489,605		$–

GraniteShares 2x Long COIN Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$455,782,296	Unrealized depreciation on Total Return Swap contracts	$–
Total		$455,782,296		$–

GraniteShares 1.25x Long TSLA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$11,341,631	Unrealized depreciation on Total Return Swap contracts	$–
Total		$11,341,631		$–

GraniteShares 1x Short AMD Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$1,006,112	Unrealized depreciation on Total Return Swap contracts	$–
Total		$1,006,112		$–

GraniteShares 2x Short NVDA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$10,409,659	Unrealized depreciation on Total Return Swap contracts	$–
Total		$10,409,659		$–

GraniteShares 2x Long TSLA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$121,305,120	Unrealized depreciation on Total Return Swap contracts	$–
Total		$121,305,120		$–

Semi-Annual Report | December 31, 2024	79

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Short TSLA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$4,191,016	Unrealized depreciation on Total Return Swap contracts	$–
Total		$4,191,016		$–

GraniteShares 2x Long AMD Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(63,126,323)
Total		$–		$(63,126,323)

GraniteShares 2x Long AMZN Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$10,682,998	Unrealized depreciation on Total Return Swap contracts	$–
Total		$10,682,998		$–

GraniteShares 2x Long MSFT Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$768,694	Unrealized depreciation on Total Return Swap contracts	$–
Total		$768,694		$–

GraniteShares 1x Short COIN Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$1,078,276	Unrealized depreciation on Total Return Swap contracts	$–
Total		$1,078,276		$–

GraniteShares 2x Long PLTR Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$104,927,665	Unrealized depreciation on Total Return Swap contracts	$–
Total		$104,927,665		$–

GraniteShares 2x Long UBER Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(2,215,909)
Total		$–		$(2,215,909)

GraniteShares 2x Long MU Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(564,633)
Total		$–		$(564,633)

80	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long TSM Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(67,658)
Total		$–		$(67,658)

GraniteShares 2x Long CRWD Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(376,877)
Total		$–		$(376,877)

GraniteShares 2x Long SMCI Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(604,168)
Total		$–		$(604,168)

Semi-Annual Report | December 31, 2024	81

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

The following is the location and the effect of derivative investments, if any, on the Funds’ Statement of Operations, categorized by primary market risk exposure during the six month period ended December 31, 2024:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
GraniteShares 2x Long BABA Daily ETF Equity Contracts	Total Return Swap contracts	$(5,808,563)	$6,084,377
GraniteShares 2x Long META Daily ETF Equity Contracts	Total Return Swap contracts	$(7,357,133)	$29,254,515
GraniteShares 2x Long NVDA Daily ETF Equity Contracts	Total Return Swap contracts	$(1,293,983,827)	$1,229,737,722
GraniteShares 2x Long AAPL Daily ETF Equity Contracts	Total Return Swap contracts	$1,155,974	$6,135,023
GraniteShares 2x Long COIN Daily ETF Equity Contracts	Total Return Swap contracts	$(545,965,057)	$347,599,151
GraniteShares 1.25x Long TSLA Daily ETF Equity Contracts	Total Return Swap contracts	$(337,655)	$9,882,171
GraniteShares 1x Short AMD Daily ETF Equity Contracts	Total Return Swap contracts	$(176,544)	$803,415
GraniteShares 2x Short NVDA Daily ETF Equity Contracts	Total Return Swap contracts	$(25,969,452)	$4,740,663
GraniteShares 2x Long TSLA Daily ETF Equity Contracts	Total Return Swap contracts	$(14,683,923)	$114,073,074
GraniteShares 2x Short TSLA Daily ETF Equity Contracts	Total Return Swap contracts	$(35,729,227)	$4,515,122
GraniteShares 2x Long AMD Daily ETF Equity Contracts	Total Return Swap contracts	$(74,723,763)	$(66,236,676)
GraniteShares 2x Long AMZN Daily ETF Equity Contracts	Total Return Swap contracts	$(3,331,198)	$8,842,228
GraniteShares 2x Long MSFT Daily ETF Equity Contracts	Total Return Swap contracts	$(2,026,600)	$(25,607)
GraniteShares 1x Short COIN Daily ETF Equity Contracts	Total Return Swap contracts	$(1,842,246)	$1,078,276

82	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

		Realized	Change in Unrealized
		Gain/(Loss)	Gain/(Loss)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statement of Operations Location	in Income	in Income
GraniteShares 2x Long PLTR Daily ETF Equity Contracts	Total Return Swap contracts	$(11,123,252)	$104,927,665
GraniteShares 2x Long UBER Daily ETF Equity Contracts	Total Return Swap contracts	$(1,233,422)	$(2,215,909)
GraniteShares 2x Long MU Daily ETF Equity Contracts	Total Return Swap contracts	$(439,133)	$(564,633)
GraniteShares 2x Long TSM Daily ETF Equity Contracts	Total Return Swap contracts	$(59,132)	$(67,658)
GraniteShares 2x Long CRWD Daily ETF Equity Contracts	Total Return Swap contracts	$(242,739)	$(376,877)
GraniteShares 2x Long SMCI Daily ETF Equity Contracts	Total Return Swap contracts	$(783,813)	$(604,168)

The average monthly volume of derivative instruments held by the Funds during the period ended December 31, 2024 was $53,557,533 (BABX), $204,809,660 (FBL), $7,619,835,340 (NVDL), $44,217,731 (AAPB), $1,180,051,182 (CONL), $10,026,493 (TSL), ($3,450,460) (AMDS), ($158,588,719) (NVD), $119,662,080 (TSLR), ($47,513,453) (TSDD), $313,189,282 (AMDL), $46,719,270 (AMZZ), $36,157,320 (MSFL), ($3,614,171) (CONI), $186,596,726 (PTIR), $14,126,797 (UBRL), $3,545,278 (MULL), $2,999,619 (TSMU), $11,112,045 (CRWL) and $6,230,776 (SMCL).

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Semi-Annual Report | December 31, 2024	83

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

The following tables present the Funds’ gross OTC derivative assets and liabilities, by counterparty and contract type, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of December 31, 2024:

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/ (Pledged)(a)	Net Amount
GraniteShares 2x Long BABA Daily ETF Unrealized depreciation on open swap contracts	Clear Street, LLC	$(965,945)	$–	$965,945	$–
Unrealized appreciation on open swap contracts	TD Cowen	5,896,907	–	–	5,896,907
Total		$4,930,962	$–	$965,945	$5,896,907
GraniteShares 2x Long META Daily ETF
Unrealized appreciation on open swap contracts	Clear Street, LLC	8,018,953	–	–	8,018,953
Unrealized appreciation on open swap contracts	TD Cowen	51,936,811	–	–	51,936,811
Total		$59,955,764	$–	$–	$59,955,764
GraniteShares 2x Long NVDA Daily ETF
Unrealized appreciation on open swap contracts	Bank of America	203,556,859	–	–	203,556,859
Unrealized appreciation on open swap contracts	BMO Capital Markets	80,227,985	–	–	80,227,985
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	15,623,695	–	–	15,623,695
Unrealized appreciation on open swap contracts	Clear Street, LLC	1,637,820,938	–	–	1,637,820,938
Unrealized depreciation on open swap contracts	Goldman Sachs	(196,274)	–	196,274	–
Unrealized appreciation on open swap contracts	Natixis SA	353,194,516	–	–	353,194,516
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	383,596,892	–	–	383,596,892
Unrealized appreciation on open swap contracts	RBC Capital Markets	18,097,800	–	–	18,097,800
Unrealized appreciation on open swap contracts	TD Cowen	368,759,566	–	–	368,759,566
Unrealized appreciation on open swap contracts	Wells Fargo	168,492,343	–	–
Total		$3,229,174,320	$–	$–	$3,229,370,594
GraniteShares 2x Long AAPL Daily ETF Unrealized appreciation on open swap contracts	TD Cowen	13,489,605	–	–	13,489,605
Total		$13,489,605	$–	$–	$13,489,605
GraniteShares 2x Long COIN Daily ETF
Unrealized appreciation on open swap contracts	BMO Capital Markets	10,516,287	–	–	10,516,287
Unrealized appreciation on open swap contracts	Clear Street, LLC	202,173,922	–	–	202,173,922
Unrealized depreciation on open swap contracts	Goldman Sachs	(12,921,436)	–	12,921,436	–
Unrealized appreciation on open swap contracts	Natixis SA	47,622,218	–	–	47,622,218
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	82,352,594	–	–	82,352,594
Unrealized appreciation on open swap contracts	TD Cowen	126,038,711	–	–	126,038,711
Total		$455,782,296	$–	$–	$468,703,732
GraniteShares 1.25x Long TSLA Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	11,341,631	–	–	11,341,631
Total		$11,341,631	$–	$–	$11,341,631
GraniteShares 1x Short AMD Daily ETF Unrealized appreciation on open swap contracts	TD Cowen	1,006,112	–	–	1,006,112
Total		$1,006,112	$–	$–	$1,006,112
GraniteShares 2x Short NVDA Daily ETF Unrealized appreciation on open swap contracts	Clear Street, LLC	6,952,778	–	–	6,952,778
Unrealized appreciation on open swap contracts	TD Cowen	3,456,880	–	–	3,456,880
Total		$10,409,658	$–	$–	$10,409,658
GraniteShares 2x Long TSLA Daily ETF Unrealized appreciation on open swap contracts	Bank of America	27,995,307	–	–	27,995,307
Unrealized appreciation on open swap contracts	TD Cowen	93,309,813	–	–	93,309,813
Total		$121,305,120	$–	$–	$121,305,120
GraniteShares 2x Short TSLA Daily ETF Unrealized appreciation on open swap contracts	Clear Street, LLC	4,436,846	–	–	4,436,846
Unrealized depreciation on open swap contracts	TD Cowen	(245,830)	–	245,830	–
Total		$4,191,016	$–	$245,830	$4,436,846
GraniteShares 2x Long AMD Daily ETF
Unrealized depreciation on open swap contracts	Cantor Fitzgerald	(16,208,817)	–	16,208,817	–
Unrealized depreciation on open swap contracts	Clear Street, LLC	(13,559,493)	–	13,559,493	–
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(17,366,209)	–	17,366,209	–
Unrealized depreciation on open swap contracts	TD Cowen	(15,991,805)	–	15,991,805	–
Total		$(63,126,324)	$–	$63,126,324	$–
GraniteShares 2x Long AMZN Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	10,682,998	–	–	10,682,998
Total		$10,682,998	$–	$–	$10,682,998
GraniteShares 2x Long MSFT Daily ETF Unrealized appreciation on open swap contracts	TD Cowen	768,695	–	–	768,695
Total		$768,695	$–	$–	$768,695

84	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/ (Pledged)(a)	Net Amount
GraniteShares 1x Short COIN Daily ETF Unrealized appreciation on open swap contracts	TD Cowen	1,078,276	–	–	1,078,276
Total		$1,078,276	$–	$–	$1,078,276
GraniteShares 2x Long PLTR Daily ETF Unrealized appreciation on open swap contracts	BMO Capital Markets	11,990,978	–	–	11,990,978
Unrealized appreciation on open swap contracts	Clear Street, LLC	23,498,586	–	–	23,498,586
Unrealized appreciation on open swap contracts	TD Cowen	69,438,101	–	–	69,438,101
Total		$104,927,665	$–	$–	$104,927,665
GraniteShares 2x Long UBER Daily ETF
Unrealized depreciation on open swap contracts	TD Cowen	(2,215,909)	–	2,215,909	–
Total		$(2,215,909)	$–	$2,215,909	$–
GraniteShares 2x Long MU Daily ETF
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(564,633)	–	564,633	–
Total		$(564,633)	$–	$564,633	$–
GraniteShares 2x Long TSM Daily ETF Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(67,658)	–	67,658	–
Total		$(67,658)	$–	$67,658	$–
GraniteShares 2x Long CRWD Daily ETF Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(376,877)	–	376,877	–
Total		$(376,877)	$–	$376,877	$–
GraniteShares 2x Long SMCI Daily ETF Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(604,168)	–	604,168	–
Total		$(604,168)	$–	$604,168	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Semi-Annual Report | December 31, 2024	85

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

9.	FEDERAL INCOME TAX MATTERS

NOT UPDATED

Each of the Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares 2x Long BABA Daily ETF	$94,028,634	$(89,097,672)	$4,930,962	$–
GraniteShares 2x Long META Daily ETF	256,100,903	(196,166,980)	59,933,923	149,775,208
GraniteShares 2x Long NVDA Daily ETF	10,730,942,257	(7,502,193,639)	3,228,748,618	4,526,155,321
GraniteShares 2x Long AAPL Daily ETF	48,750,515	(35,269,645)	13,480,870	59,910,083
GraniteShares 2x Long COIN Daily ETF	1,829,251,334	(1,373,485,916)	455,765,418	266,694,237
GraniteShares 1.25x Long TSLA Daily ETF	28,350,375	(17,013,112)	11,337,263	29,955,041
GraniteShares 1x Short AMD Daily ETF	4,031,177	(3,026,521)	1,004,656	9,985,014
GraniteShares 2x Short NVDA Daily ETF	152,466,186	(142,056,528)	10,409,658	–
GraniteShares 2x Long TSLA Daily ETF	370,483,486	(249,221,953)	121,261,533	391,484,552
GraniteShares 2x Short TSLA Daily ETF	100,022,248	(95,831,232)	4,191,016	–
GraniteShares 2x Long AMD Daily ETF	597,661,552	(660,787,875)	(63,126,323)	–
GraniteShares 2x Long AMZN Daily ETF	60,056,038	(49,378,865)	10,677,173	39,940,056
GraniteShares 2x Long MSFT Daily ETF	35,934,983	(35,166,288)	768,695	–
GraniteShares 1x Short COIN Daily ETF	5,619,435	(4,541,305)	1,078,130	998,502
GraniteShares 2x Long PLTR Daily ETF	533,673,629	(428,756,983)	104,916,646	197,747,904
GraniteShares 2x Long UBER Daily ETF	37,473,860	(39,689,769)	(2,215,909)	–
GraniteShares 2x Long MU Daily ETF	5,212,534	(5,777,166)	(564,632)	–
GraniteShares 2x Long TSM Daily ETF	4,522,718	(4,590,377)	(67,659)	–
GraniteShares 2x Long CRWD Daily ETF	10,423,220	(10,800,097)	(376,877)	–
GraniteShares 2x Long SMCI Daily ETF	5,626,608	(6,232,233)	(605,625)	9,985,015

The tax character of distributions paid by the Funds during the year ended June 30, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2024
GraniteShares 2x Long BABA Daily ETF	$–	$–	$–
GraniteShares 2x Long META Daily ETF	4,802,714	–	–
GraniteShares 2x Long NVDA Daily ETF	25,076,455	–	–
GraniteShares 2x Long AAPL Daily ETF	689,030	–	–
GraniteShares 2x Long COIN Daily ETF	262,861	–	–
GraniteShares 1.25x Long TSLA Daily ETF	2,504,701	–	25,049
GraniteShares 1x Short AMD Daily ETF	66,011	–	–
GraniteShares 2x Short NVDA Daily ETF	510,872	–	–
GraniteShares 2x Long TSLA Daily ETF	–	–	–
GraniteShares 2x Short TSLA Daily ETF	348,030	–	–
GraniteShares 2x Long AMD Daily ETF	–	–	–
GraniteShares 2x Long AMZN Daily ETF	–	–	–
GraniteShares 2x Long MSFT Daily ETF	–	–	–

10.	INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Underlying Stock Risk: Each Fund seeks daily leveraged long or short investment results of an underlying stock. Each underlying stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Effects of Compounding and Market Volatility Risk: Each Fund aims to replicate the leveraged or inverse daily returns of an underlying stock and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the underlying stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage or inverse daily returns. The effect of compounding becomes pronounced as the underlying stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the underlying stock during shareholder’s holding period of an investment in the Fund.

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the underlying stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted percentage change of underlying stock on such day. In order to achieve a high degree of correlation with underlying stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under-or overexposed to the underlying stock may prevent the Fund from achieving a high degree of correlation with the underlying stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by underlying stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have reach its targeted exposure during the day or at the end of each day and the likelihood of being materially under-or overexposed is higher on days when the underlying stock is volatile, particularly when underlying stock is volatile at or near the close of the trading day.

86	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

Leverage Risk: The Long Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in leveraged Long Funds is exposed to the risk that a decline in the daily performance of the underlying stock would be magnified. A leveraged Long Fund could theoretically lose an amount greater than its net assets. Leverage will also have the effect of magnifying any differences in a Fund performance’s correlation with the underlying stock.

Short Sale Exposure Risk: The short Fund will seek inverse or “short” exposure through financial instruments, which would cause the short Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower a Fund’s return, result in a loss, have the effect of limiting a short Fund’s ability to obtain inverse exposure through financial instruments, or require a short Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, a short Fund may be unable to meet its investment objective due to a lack of available securities or counterparties.

During such periods, a short Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the short Fund’s short positions, if any, would negatively impact a short Fund. A short Fund could theoretically lose an amount greater than its net assets in the event the underlying stock increases more than 100%.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Each Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

Exchange Traded Fund Structure Risk: Each Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

-	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares in a Fund may trade at a discount to NAV.
-	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund’s NAV.
-	In stressed market conditions, the market for a Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of a Fund’s shares may, in turn, lead to differences between the market value of a Fund’s shares and a Fund’s NAV.
-	An active trading market for a Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that a Fund’s Shares will continue to meet the listing requirements of the Exchange. If a Fund’s Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s Shares.

Non-Diversified Risk: Each Fund’s portfolio focuses on its underlying stock and will be subject to potential for volatility than a diversified fund.

Semi-Annual Report | December 31, 2024	87

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses.

Rebalancing Risk: If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to its underlying stock that is significantly greater or less than its stated multiple. As a result, a Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk: Although each underlying stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the underlying stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the underlying stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the underling stock’s and/or Fund’s shares inadvisable. In addition, trading in underlying stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Tracking Error Risk: Tracking error is the divergence of a Fund’s performance from that of its investment objective. The performance of each Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, being under-or overexposed to its underlying stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. A Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, each Fund must satisfy certain diversification and other requirements. In particular, each Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of a Fund’s assets would be invested in (a) issuers in which a Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by a Fund. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund’s investment objective is not clear, particularly because each Fund’s investment objective focuses on the performance of the stock of a single issuer. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

12.	NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Funds’ internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds’ chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Chief Operation Officer (CFO) and Treasurer, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

13.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

88	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
December 31, 2024 (Unaudited)

NOT UPDATED

Federal Tax Information

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

Semi-Annual Report | December 31, 2024	89

GraniteShares ETF Trust	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
December 31, 2024 (Unaudited)

Not applicable for this reporting period.

90	www.graniteshares.com

GraniteShares ETF Trust	Proxy Disclosures for Open-End Management Investment Companies
December 31, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | December 31, 2024	91

GraniteShares ETF Trust	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
December 31, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended December 31, 2024:

NOT UPDATED

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$6,000	$–	$6,000
Seddik Meziani, Trustee	$6,000	$–	$6,000
Total	$12,000	$–	$12,000

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

92	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2024 (Unaudited)

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as “Trustees”), and pursuant to the terms of two investment advisory agreements between GraniteShares Advisors LLC (the “Adviser” or “GraniteShares”) and the Trust (the “Agreements”), GraniteShares provides a continuous program of investment management for each series of the Trust (each, a “Fund” and collectively, the “Funds”) and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At a meeting held on September 13, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested person[s],” as defined in the 1940 Act, of the Trust (the “Independent Trustees”), reviewed and unanimously approved the Agreements for a two-year period with respect to each of the new Short and Leveraged Funds (the “New S&L Funds”) and the YieldBOOST Funds (together with the New S&L Funds, the “New Funds”). The Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission (“SEC”), with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.1

In advance of the Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board’s annual review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board’s regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meeting, the Board evaluated the information prepared for the 15(c) review process. The Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser’s presentation included a discussion of the Adviser’s resources and capabilities, including its financial condition and ability to continue to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds’ portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve each of the Agreements for a two-year term. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meeting, as well as information obtained through the Board’s experience overseeing the existing Funds in the Trust. In this regard, the Board’s conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned

1	On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreements at the Meeting.

Semi-Annual Report | December 31, 2024	93

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2024 (Unaudited)

varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund (“ETF”) and the Board considered the qualifications and experience of the Adviser’s key personnel, including, in particular, the experience of the Adviser’s principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust’s Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

With respect to each of the New S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since launch of the existing S&L funds in the Trust, the existing S&L funds have modified and refined their index strategies to best replicate the performance of the underlying stocks and the New S&L Funds will use Indxx High Volatility sector indices, which are rules-based indices that capture the performance of the five most volatile stocks in the industry that the underlying stock operates, based on an industry categorization determined by a leading independent analytics company. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser. The Board also considered that the Adviser has strived to refine the indices for the existing S&L funds, and that the Adviser was obligated by an expense limitation agreement for each New S&L Fund.

With respect to each of the YieldBOOST Funds, the Board noted that each Fund seeks to generate income through put options on a leveraged ETF. The Board considered that the Adviser hired a new portfolio manager experienced with managing similar types of products to help launch and manage the Funds and the Adviser has automated procedures to manage the day-to-day operation of the Funds. The Board also considered the information it received, including at each regularly scheduled Board meeting, regarding the performance of each existing Fund in the Trust and related performance attribution commentary provided by the Adviser. The Board also considered the unique portfolio strategy of the Funds, the Adviser’s understanding of the market, the Adviser’s marketing plans for the Funds, and that the Adviser was obligated by an expense limitation agreement for each YieldBOOST Fund.

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each existing Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to the New Funds.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser’s rationale therefore.

94	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
December 31, 2024 (Unaudited)

The Board considered the New Funds’ annual advisory fees with those of average peer funds from other advisers provided by Bloomberg, an independent provider of investment company data. The Board noted that the New S&L Funds’ advisory fees of 1.30% were higher than the Bloomberg peer group median of 0.94%. The Board noted that the Adviser did not recommend lowering the Adviser’s fees for the New S&L Funds because the daily tracking performance of the existing S&L Funds was small and stable, the Funds are operationally intensive to manage, and the costs of launching and managing all the S&L Funds benefit from the advisory fee levels. The Board also noted that the YieldBOOST Funds’ advisory fees of 0.99% were slightly higher than the Bloomberg peer group median of 0.98% but were consistent with the advisory fees charged by one peer adviser to similar income-producing products. The Board noted that the Adviser did not recommend lowering the Adviser’s fees for the YieldBOOST Funds because the Funds offer a unique strategy, they are operationally intensive to manage, and the costs of launching and managing all the YieldBOOST Funds benefit from the advisory fee levels. The Adviser indicated that it would likely not be profitable with respect to each Fund in the near term and that the Adviser’s profitability with respect to each Fund would be primarily driven by its asset levels which could be potentially very volatile. After further consideration, the Board determined that the advisory fees and expected profitability for each Fund were not unreasonable.

Based on the information presented and the discussions at the Meeting, the Board concluded that each Fund’s proposed fee was reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the New Funds and whether such services are being shared with each Fund’s shareholders under the Agreements. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreement was adequate for each of the Funds, and economies of scale would be revisited as each Fund’s asset levels increase.

The Board concluded that the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements are in the best interest of the Trust. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the New Funds for a two-year term.

Semi-Annual Report | December 31, 2024	95

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, NY 10038

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(Principal Executive Officer and Principal Financial Officer)

Date	March 03, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(Principal Executive Officer and Principal Financial Officer)

Date	March 03, 2025